COLI VUL-2 Series Account of
Empower Annuity Insurance
Company of America

Financial Statements December 31, 2022

Index

COLI VUL-2 Series Account of

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm

To the Policy Owners of COLI VUL-2 Series Account and Those Charged with Governance of COLI VUL-2 Series Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise COLI VUL-2 Series Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 10, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 13, 2023

Appendix A

The investment divisions that comprise COLI VUL-2 Series Account were audited according to varying periods as defined in the table below:

Investment Division	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Alger Small Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Capital Appreciation Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Inflation Protection Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP International Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Ultra Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the periods in the period from February 11, 2021 (commencement of operations) to December 31, 2022
American Century Investments VP Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Fund Is Growth and Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Global Small Capitalization Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS International Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

American Funds IS New World Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Blackrock 60/40 Target Allocation ETF VI Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the periods in the period from August 26,2021 (commencement of operations) to December 31, 2022
Blackrock Global Allocation VI Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Blackrock High Yield VI Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon Stock Index Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Clearbridge Variable Mid Cap Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Clearbridge Variable Small Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Davis Financial Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Davis Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP International Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP Small Cap Value Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DFA VIT Inflation-Protected Securities	As of December 31, 2022	For the period from April 21, 2022 (commencement of operations) to December 31, 2022	For the period from April 21, 2022 (commencement of operations) to December 31, 2022

DWS Core Equity VIP	As of December 31, 2022	For the year then ended December 31, 2022	For the period from August 26, 2021 (commencement of operations) to December 31, 2022
DWS Croci® U.S. VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS High Income VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Small CAP Index VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Small Mid Cap Value VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Eaton Vance Vt Floating-Rate Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Aggressive Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Ariel Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Bond Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Conservative Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Core Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Emerging Markets Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Global Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Government Money Market Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Inflation-Protected Securities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower International Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower International Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Large Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Large Cap Value Fund Investor II Class Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2015 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2020 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2025 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2030 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2035 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2040 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2045 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Lifetime 2050 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2055 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2060 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the periods in the period from August 26, 2021 (commencement of operations) to December 31, 2022
Empower Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderate Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderately Aggressive Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderately Conservative Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Multi-Sector Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Real Estate Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower S&P Mid Cap 400® Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower S&P Small Cap 600® Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Short Duration Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Small Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the periods in the period from August 26, 2021 (commencement of operations) to December 31, 2022

Empower Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower T. Rowe Price Mid Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower U.S. Government Securities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Federated Hermes High Income Bond Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the periods in the period from February 11, 2021 (commencement of operations) to December 31, 2022
Federated Hermes Kaufmann Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Contrafund Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Emerging Markets Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Index 500 Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the periods in the period from December 6, 2021 (commencement of operations) to December 31, 2022
Fidelity VIP Investment Grade Bond Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Mid Cap Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs VIT Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco Oppenheimer V.I. Main Street Small Cap Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Core Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Global Real Estate Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Health Care Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. International Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Technology Fund	Not applicable	Not applicable	For the period from January 1, 2021 to March 31, 2021 (cessation of operations)
Invesco V.I. Mid Cap Core Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Balanced Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Enterprise Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Flexible Bond Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Forty Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Global Research Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Janus Henderson VIT Global Technology and Innovation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Overseas Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
JP Morgan Insurance Trust Small Cap Core Portfolio	As of December 31, 2022	For the period from January 3, 2022 (commencement of operations) to December 31, 2022	For the period from January 3, 2022 (commencement of operations) to December 31, 2022
JP Morgan Insurance Trust Us Equity Portfolio	As of December 31, 2022	For the period from January 3, 2022 (commencement of operations) to December 31, 2022	For the period from January 3, 2022 (commencement of operations) to December 31, 2022
Lord Abbett Series Developing Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lord Abbett Series Total Return Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT Growth Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT II International Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT III Blended Research Small Cap Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT III Global Real Estate Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT III Mid Cap Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT Mid Cap Growth Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

MFS VIT Research Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT Total Return Bond Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT Value Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Neuberger Berman AMT Mid Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Neuberger Berman AMT Sustainable Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Commodity Real Return Strategy Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the periods in the period from May 28, 2021 (commencement of operations) to December 31, 2022
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT High Yield Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Low Duration Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Real Return Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Total Return Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Pioneer Real Estate Shares VCT Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Putnam VT Equity Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Global Asset Allocation Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Global Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Growth Opportunities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT High Yield Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT International Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Research Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the periods in the period from February 11, 2021 (commencement of operations) to December 31, 2022
Putnam VT Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Sustainable Future Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Royce Capital Fund - Small-Cap Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
T. Rowe Price Blue Chip Growth Portfolio Class II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Van Eck VIP Emerging Markets Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Van Eck VIP Global Hard Assets Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Global Bond Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the periods in the period from December 6, 2021 (commencement of operations) to December 31, 2022
Vanguard VIF Total Bond Market Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the periods in the period from December 6, 2021 (commencement of operations) to December 31, 2022
Victory RS Small Cap Growth Equity VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Small Cap Growth Portfolio	American Century Investments VP Capital Appreciation Fund	American Century Investments VP Inflation Protection Fund	American Century Investments VP International Fund	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Ultra Fund	American Century Investments VP Value Fund

ASSETS:
Investments at fair value (1)	$389,563	$422,378	$3,548,030	$43,337	$1,526,224	$167,122	$937,414
Due from the Policies	-	-	-	-	140	-	-
Due from the fund manager	-	-	-	-	-	-	-
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	389,563	422,378	3,548,030	43,337	1,526,364	167,122	937,414

LIABILITIES:
Due to the Policies	-	-	-	-	-	-	-
Due to the fund manager	-	-	-	-	140	-	-
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	140	-	-

NET ASSETS	$389,563	$422,378	$3,548,030	$43,337	$1,526,224	$167,122	$937,414

Fair value per share (NAV)	$14.19	$11.80	$9.37	$9.53	$21.15	$19.34	$12.45
Shares outstanding in the Separate Account	27,453	35,795	378,659	4,547	72,162	8,641	75,294

(1) Investments in mutual fund shares, at cost	$707,417	$521,412	$3,951,704	$38,852	$1,696,105	$260,251	$916,639

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	American Fund IS Growth and Income Fund	American Funds IS Global Small Capitalization Fund	American Funds IS Growth Fund	American Funds IS International Fund	American Funds IS New World Fund	Blackrock 60/40 Target Allocation ETF VI Fund	Blackrock Global Allocation VI Fund

ASSETS:
Investments at fair value (1)	$290	$56,372	$2,896,145	$1,547,581	$1,373,871	$20	$2,503,155
Due from the Policies	-	-	-	-	-	-	-
Due from the fund manager	-	-	-	-	10	-	-
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	290	56,372	2,896,145	1,547,581	1,373,881	20	2,503,155

LIABILITIES:
Due to the Policies	-	-	-	-	10	-	-
Due to the fund manager	-	-	-	-	-	-	-
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	10	-	-

NET ASSETS	$290	$56,372	$2,896,145	$1,547,581	$1,373,871	$20	$2,503,155

Fair value per share (NAV)	$49.42	$15.30	$75.40	$15.23	$22.02	$11.57	$14.77
Shares outstanding in the Separate Account	6	3,684	38,410	101,614	62,392	2	169,476

(1) Investments in mutual fund shares, at cost	$300	$100,376	$3,439,477	$2,250,196	$1,735,622	$23	$3,216,883

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Blackrock High Yield VI Fund	BNY Mellon Stock Index Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Small Cap Value Fund	Davis Financial Portfolio	Davis Value Portfolio

ASSETS:
Investments at fair value (1)	$689,159	$24,574,953	$112,207	$408,515	$116,359	$321,428	$127,135
Due from the Policies	-	3,494	-	2,288	-	-	-
Due from the fund manager	-	-	-	-	-	-	-
Receivable dividends and other	3,709	-	-	-	-	-	-
Total assets	692,868	24,578,447	112,207	410,803	116,359	321,428	127,135

LIABILITIES:
Due to the Policies	-	-	-	-	-	-	-
Due to the fund manager	-	3,494	-	2,288	-	-	-
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	-	3,494	-	2,288	-	-	-

NET ASSETS	$692,868	$24,574,953	$112,207	$408,515	$116,359	$321,428	$127,135

Fair value per share (NAV)	$6.45	$57.81	$20.36	$25.23	$11.50	$12.06	$5.28
Shares outstanding in the Separate Account	106,846	425,099	5,511	16,192	10,118	26,652	24,079

(1) Investments in mutual fund shares, at cost	$791,502	$25,621,916	$129,174	$422,453	$121,156	$378,708	$190,490

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Delaware VIP International Series	Delaware VIP Small Cap Value Series	DFA VIT Inflation- Protected Securities	DWS Core Equity VIP	DWS High Income VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Value VIP

ASSETS:
Investments at fair value (1)	$59,537	$522,378	$157,107	$20	$230,525	$7,629,153	$1,334,783
Due from the Policies	-	342	-	-	-	1,936	-
Due from the fund manager	-	-	2,145	-	-	-	-
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	59,537	522,720	159,252	20	230,525	7,631,088	1,334,783

LIABILITIES:
Due to the Policies	-	-	2,145	-	-	-	-
Due to the fund manager	-	342	-	-	-	1,936	-
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	-	342	2,145	-	-	1,936	-

NET ASSETS	$59,537	$522,378	$157,107	$20	$230,525	$7,629,153	$1,334,783

Fair value per share (NAV)	$14.94	$36.82	$-	$10.28	$5.34	$12.12	$12.73
Shares outstanding in the Separate Account	3,985	14,187	-	2	43,169	629,468	104,853

(1) Investments in mutual fund shares, at cost	$73,291	$612,512	$172,711	$23	$259,438	$9,974,891	$1,369,501

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Eaton Vance Vt Floating-Rate Income Fund	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower Core Bond Fund	Empower Emerging Markets Equity Fund

ASSETS:
Investments at fair value (1)	$1,382,938	$555,952	$178,267	$3,453,324	$1,134,192	$122,505	$60,808
Due from the Policies	-	182	-	-	-	-	-
Due from the fund manager	-	-	-	1,148	681	-	-
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	1,382,938	556,134	178,267	3,454,472	1,134,873	122,505	60,808

LIABILITIES:
Due to the Policies	-	-	-	1,148	681	-	-
Due to the fund manager	-	182	-	-	-	-	-
Payable dividends and other	336	-	-	-	-	-	-
Total liabilities	336	182	-	1,148	681	-	-

NET ASSETS	$1,382,602	$555,952	$178,267	$3,453,324	$1,134,192	$122,505	$60,808

Fair value per share (NAV)	$8.44	$4.92	$9.31	$12.39	$7.11	$9.34	$7.78
Shares outstanding in the Separate Account	163,855	112,998	19,148	278,719	159,521	13,116	7,816

(1) Investments in mutual fund shares, at cost	$1,481,211	$722,345	$217,180	$4,034,070	$1,214,358	$130,046	$63,171

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Global Bond Fund	Empower Government Money Market Fund	Empower Inflation- Protected Securities Fund	Empower International Index Fund	Empower International Value Fund	Empower Large Cap Growth Fund	Empower Large Cap Value Fund Investor II Class Fund

ASSETS:
Investments at fair value (1)	$1,385,910	$32,774,717	$20	$4,531,218	$6,403,030	$428,143	$2,438,111
Due from the Policies	-	-	-	293	101	2,582	-
Due from the fund manager	-	21,217	-	-	-	-	-
Receivable dividends and other	-	6,493	-	-	-	-	-
Total assets	1,385,910	32,802,427	20	4,531,511	6,403,131	430,725	2,438,111

LIABILITIES:
Due to the Policies	-	21,217	-	-	-	-	-
Due to the fund manager	-	-	-	293	101	2,582	-
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	-	21,217	-	293	101	2,582	-

NET ASSETS	$1,385,910	$32,781,210	$20	$4,531,218	$6,403,030	$428,143	$2,438,111

Fair value per share (NAV)	$6.64	$1.00	$8.84	$10.97	$10.53	$6.96	$10.77
Shares outstanding in the Separate Account	208,721	32,774,717	2	413,055	608,075	61,515	226,380

(1) Investments in mutual fund shares, at cost	$1,662,229	$32,774,717	$23	$5,075,287	$7,341,534	$484,661	$2,301,689

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund	Empower Lifetime 2045 Fund

ASSETS:
Investments at fair value (1)	$565,736	$640,187	$7,624,081	$2,839,355	$2,168,690	$1,709,807	$874,382
Due from the Policies	-	-	-	-	24	51	1,047
Due from the fund manager	-	-	22	459	-	-	-
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	565,736	640,187	7,624,103	2,839,814	2,168,714	1,709,859	875,428

LIABILITIES:
Due to the Policies	-	-	22	459	-	-	-
Due to the fund manager	-	-	-	-	24	51	1,047
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	-	-	22	459	24	51	1,047

NET ASSETS	$565,736	$640,187	$7,624,081	$2,839,355	$2,168,690	$1,709,807	$874,382

Fair value per share (NAV)	$12.06	$9.39	$12.52	$9.56	$12.22	$9.38	$12.15
Shares outstanding in the Separate Account	46,910	68,178	608,952	297,004	177,471	182,282	71,966

(1) Investments in mutual fund shares, at cost	$646,696	$755,171	$8,744,967	$3,554,250	$2,539,567	$2,154,080	$1,046,796

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund

ASSETS:
Investments at fair value (1)	$463,910	$556,445	$20	$391,762	$158,539	$96,152	$2,517,740
Due from the Policies	500	101	-	-	-	-	-
Due from the fund manager	-	-	-	-	368	59	663
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	464,410	556,545	20	391,762	158,907	96,211	2,518,403

LIABILITIES:
Due to the Policies	-	-	-	-	368	59	663
Due to the fund manager	500	101	-	-	-	-	-
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	500	101	-	-	368	59	663

NET ASSETS	$463,910	$556,445	$20	$391,762	$158,539	$96,152	$2,517,740

Fair value per share (NAV)	$9.76	$15.20	$9.20	$11.32	$5.89	$6.28	$7.58
Shares outstanding in the Separate Account	47,532	36,608	2	34,608	26,917	15,311	332,156

(1) Investments in mutual fund shares, at cost	$539,671	$653,617	$24	$494,739	$184,918	$111,400	$2,866,381

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower S&P Mid Cap 400® Index Fund	Empower S&P Small Cap 600® Index Fund	Empower Short Duration Bond Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund

ASSETS:
Investments at fair value (1)	$235,646	$1,550,931	$9,109,722	$865,638	$3,384,043	$19	$1,029,525
Due from the Policies	-	607	5,373	3,170	-	-	-
Due from the fund manager	-	-	-	-	547	-	-
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	235,646	1,551,538	9,115,094	868,808	3,384,590	19	1,029,525

LIABILITIES:
Due to the Policies	-	-	-	-	547	-	-
Due to the fund manager	-	607	5,373	3,170	-	-	-
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	-	607	5,373	3,170	547	-	-

NET ASSETS	$235,646	$1,550,931	$9,109,722	$865,638	$3,384,043	$19	$1,029,525

Fair value per share (NAV)	$12.22	$10.80	$17.30	$11.38	$9.97	$9.01	$31.17
Shares outstanding in the Separate Account	19,284	143,605	526,573	76,067	339,423	2	33,029

(1) Investments in mutual fund shares, at cost	$266,278	$1,725,132	$9,772,377	$1,013,316	$3,468,823	$24	$835,505

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower T. Rowe Price Mid Cap Growth Fund	Empower U.S. Government Securities Fund	Federated Hermes High Income Bond Fund II	Federated Hermes Kaufmann Fund II	Fidelity VIP Contrafund Portfolio	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP Growth Portfolio

ASSETS:
Investments at fair value (1)	$2,052,270	$598,855	$154,212	$161,889	$1,327,763	$1,611,505	$34,257
Due from the Policies	1,104	-	-	-	-	-	-
Due from the fund manager	-	-	-	-	-	-	-
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	2,053,374	598,855	154,212	161,889	1,327,763	1,611,505	34,257

LIABILITIES:
Due to the Policies	-	-	-	-	-	-	-
Due to the fund manager	1,104	-	-	-	-	-	-
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	1,104	-	-	-	-	-	-

NET ASSETS	$2,052,270	$598,855	$154,212	$161,889	$1,327,763	$1,611,505	$34,257

Fair value per share (NAV)	$30.63	$10.71	$5.34	$15.10	$36.54	$9.86	$69.27
Shares outstanding in the Separate Account	67,002	55,916	28,879	10,721	36,337	163,439	495

(1) Investments in mutual fund shares, at cost	$2,139,592	$640,734	$183,264	$218,274	$1,412,102	$2,315,306	$44,990

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Index 500 Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Portfolio	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Core Equity Fund

ASSETS:
Investments at fair value (1)	$5,637,805	$172,667	$307,591	$89,032	$5,545	$515,203	$16,307
Due from the Policies	893	-	-	-	-	-	-
Due from the fund manager	-	-	-	-	-	-	-
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	5,638,699	172,667	307,591	89,032	5,545	515,203	16,307

LIABILITIES:
Due to the Policies	-	-	-	-	-	-	-
Due to the fund manager	893	-	-	-	-	-	-
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	893	-	-	-	-	-	-

NET ASSETS	$5,637,805	$172,667	$307,591	$89,032	$5,545	$515,203	$16,307

Fair value per share (NAV)	$374.78	$10.47	$31.20	$14.89	$8.81	$23.08	$24.55
Shares outstanding in the Separate Account	15,043	16,492	9,859	5,979	629	22,322	664

(1) Investments in mutual fund shares, at cost	$6,695,280	$208,662	$339,207	$90,999	$5,645	$644,896	$19,967

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Global Real Estate Fund	Invesco V.I. Health Care Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Janus Henderson VIT Balanced Portfolio	Janus Henderson VIT Enterprise Portfolio	Janus Henderson VIT Flexible Bond Portfolio

ASSETS:
Investments at fair value (1)	$1,002,184	$38,630	$2,537,106	$1	$2,786,750	$602,453	$2,429,826
Due from the Policies	-	-	-	-	-	17	-
Due from the fund manager	-	-	-	-	-	-	-
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	1,002,184	38,630	2,537,106	1	2,786,750	602,470	2,429,826

LIABILITIES:
Due to the Policies	-	-	-	-	-	-	-
Due to the fund manager	-	-	-	-	-	17	-
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	17	-

NET ASSETS	$1,002,184	$38,630	$2,537,106	$1	$2,786,750	$602,453	$2,429,826

Fair value per share (NAV)	$13.04	$25.15	$28.94	$8.55	$40.05	$69.58	$9.94
Shares outstanding in the Separate Account	76,855	1,536	87,668	0	69,582	8,658	244,449

(1) Investments in mutual fund shares, at cost	$1,177,483	$48,865	$3,136,170	$1	$2,839,520	$768,417	$2,856,442

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Janus Henderson VIT Forty Portfolio	Janus Henderson VIT Global Research Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio	Janus Henderson VIT Overseas Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	JP Morgan Insurance Trust US Equity Portfolio	Lord Abbett Series Developing Growth Portfolio

ASSETS:
Investments at fair value (1)	$1,262,028	$123,976	$1,698,495	$70,883	$20	$20	$125,691
Due from the Policies	-	-	-	-	-	-	-
Due from the fund manager	-	-	-	-	-	-	-
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	1,262,028	123,976	1,698,495	70,883	20	20	125,691

LIABILITIES:
Due to the Policies	-	-	-	-	-	-	-
Due to the fund manager	-	-	-	-	-	-	-
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-	-

NET ASSETS	$1,262,028	$123,976	$1,698,495	$70,883	$20	$20	$125,691

Fair value per share (NAV)	$33.89	$50.02	$10.34	$38.52	$18.21	$31.85	$22.15
Shares outstanding in the Separate Account	37,239	2,479	164,264	1,840	1	1	5,675

(1) Investments in mutual fund shares, at cost	$1,684,761	$142,361	$2,743,244	$57,389	$23	$23	$198,016

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Lord Abbett Series Total Return Portfolio	MFS VIT Growth Series	MFS VIT II International Growth Portfolio	MFS VIT III Blended Research Small Cap Equity Portfolio	MFS VIT III Global Real Estate Portfolio	MFS VIT III Mid Cap Value Portfolio	MFS VIT Mid Cap Growth Series

ASSETS:
Investments at fair value (1)	$53,950	$7,954	$2,008,907	$8,692	$228,291	$60,957	$464,939
Due from the Policies	-	-	1,327	-	-	33	100
Due from the fund manager	296	-	-	-	-	-	-
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	54,246	7,954	2,010,234	8,692	228,291	60,991	465,039

LIABILITIES:
Due to the Policies	296	-	-	-	-	-	-
Due to the fund manager	-	-	1,327	-	-	33	100
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	296	-	1,327	-	-	33	100

NET ASSETS	$53,950	$7,954	$2,008,907	$8,692	$228,291	$60,957	$464,939

Fair value per share (NAV)	$13.95	$48.02	$13.35	$8.78	$12.78	$9.19	$7.16
Shares outstanding in the Separate Account	3,867	166	150,480	990	17,863	6,633	64,936

(1) Investments in mutual fund shares, at cost	$56,394	$10,587	$2,349,700	$11,395	$291,001	$66,104	$572,058

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	MFS VIT Research Series	MFS VIT Total Return Bond Series	MFS VIT Value Series	Neuberger Berman AMT Mid Cap Growth Portfolio	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	Pimco VIT Commodity Real Return Strategy Portfolio

ASSETS:
Investments at fair value (1)	$35,658	$2,748,621	$1,228,352	$10,885	$1	$75,790	$72,703
Due from the Policies	-	-	-	-	-	-	-
Due from the fund manager	-	56	-	-	-	-	-
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	35,658	2,748,677	1,228,352	10,885	1	75,790	72,703

LIABILITIES:
Due to the Policies	-	56	-	-	-	-	-
Due to the fund manager	-	-	-	-	-	-	-
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	-	56	-	-	-	-	-

NET ASSETS	$35,658	$2,748,621	$1,228,352	$10,885	$1	$75,790	$72,703

Fair value per share (NAV)	$27.74	$11.26	$21.55	$22.54	$23.81	$26.80	$6.89
Shares outstanding in the Separate Account	1,285	244,105	57,000	483	0	2,828	10,552

(1) Investments in mutual fund shares, at cost	$38,731	$3,200,385	$1,310,691	$13,277	$1	$80,697	$80,185

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Pimco VIT Global Bond Opportunities Portfolio (Unhedged)	Pimco VIT High Yield Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Total Return Portfolio	Pioneer Real Estate Shares VCT Portfolio	Putnam VT Equity Income Fund

ASSETS:
Investments at fair value (1)	$1,743,324	$978,514	$4,423,081	$897,635	$7,134,378	$139,363	$1,558,078
Due from the Policies	-	-	-	-	-	-	-
Due from the fund manager	-	-	-	137	-	-	960
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	1,743,324	978,514	4,423,081	897,772	7,134,378	139,363	1,559,038

LIABILITIES:
Due to the Policies	-	-	-	137	-	-	960
Due to the fund manager	-	-	-	-	-	-	-
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	-	-	-	137	-	-	960

NET ASSETS	$1,743,324	$978,514	$4,423,081	$897,635	$7,134,378	$139,363	$1,558,078

Fair value per share (NAV)	$9.45	$6.77	$9.48	$11.50	$8.98	$6.69	$27.44
Shares outstanding in the Separate Account	184,479	144,537	466,570	78,055	794,474	20,831	56,781

(1) Investments in mutual fund shares, at cost	$2,159,817	$1,132,310	$4,686,038	$1,060,634	$8,760,488	$199,294	$1,631,830

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT High Yield Fund	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Research Fund

ASSETS:
Investments at fair value (1)	$6,479	$142,027	$240,183	$93,273	$65,557	$840,073	$626,564
Due from the Policies	-	-	228	-	-	7	-
Due from the fund manager	-	-	-	-	-	-	-
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	6,479	142,027	240,412	93,273	65,557	840,080	626,564

LIABILITIES:
Due to the Policies	-	-	-	-	-	-	-
Due to the fund manager	-	-	228	-	-	7	-
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	-	-	228	-	-	7	-

NET ASSETS	$6,479	$142,027	$240,183	$93,273	$65,557	$840,073	$626,564

Fair value per share (NAV)	$15.19	$12.25	$9.83	$5.29	$8.39	$10.19	$27.31
Shares outstanding in the Separate Account	427	11,594	24,434	17,632	7,814	82,441	22,943

(1) Investments in mutual fund shares, at cost	$7,009	$226,806	$241,577	$106,465	$79,174	$877,444	$774,538

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT Small Cap Value Fund	Putnam VT Sustainable Future Fund	Royce Capital Fund - Small-Cap Portfolio	T. Rowe Price Blue Chip Growth Portfolio Class II	Van Eck VIP Emerging Markets Fund	Van Eck VIP Global Hard Assets Fund	Vanguard VIF Global Bond Index

ASSETS:
Investments at fair value (1)	$5,993	$202,276	$67,421	$2,032,409	$40,703	$1,340,057	$729,468
Due from the Policies	-	-	-	2,875	-	-	-
Due from the fund manager	-	-	-	-	-	-	48
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	5,993	202,276	67,421	2,035,284	40,703	1,340,057	729,515

LIABILITIES:
Due to the Policies	-	-	-	-	-	-	48
Due to the fund manager	-	-	-	2,875	-	-	-
Payable dividends and other	-	-	-	-	-	-	-
Total liabilities	-	-	-	2,875	-	-	48

NET ASSETS	$5,993	$202,276	$67,421	$2,032,409	$40,703	$1,340,057	$729,468

Fair value per share (NAV)	$10.82	$11.62	$8.18	$29.23	$8.70	$28.39	$17.83
Shares outstanding in the Separate Account	554	17,408	8,242	69,532	4,679	47,202	40,912

(1) Investments in mutual fund shares, at cost	$5,844	$295,335	$69,321	$2,633,929	$56,975	$1,056,061	$857,242

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Vanguard VIF Total Bond Market Index	Victory RS Small Cap Growth Equity VIP

ASSETS:
Investments at fair value (1)	$1,643,356	$17
Due from the Policies	-	-
Due from the fund manager	-	-
Receivable dividends and other	-	-
Total assets	1,643,356	17

LIABILITIES:
Due to the Policies	-	-
Due to the fund manager	-	-
Payable dividends and other	-	-
Total liabilities	-	-

NET ASSETS	$1,643,356	$17

Fair value per share (NAV)	$10.32	$7.97
Shares outstanding in the Separate Account	159,240	2

(1) Investments in mutual fund shares, at cost	$1,898,908	$25

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Small Cap Growth Portfolio	American Century Investments VP Capital Appreciation Fund	American Century Investments VP Inflation Protection Fund	American Century Investments VP International Fund	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Ultra Fund	American Century Investments VP Value Fund

INVESTMENT INCOME:
Dividend income	$-	$-	$179,799	$629	$36,645	$-	$22,928

TOTAL INVESTMENT INCOME	-	-	179,799	629	36,645	-	22,928

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	27,619	(810)	(459)	67	107,192	(1,865)	184,626
Capital gain distributions	65,964	57,166	17,923	6,617	246,551	20,767	126,208

Net realized gain (loss) on investments	93,583	56,356	17,463	6,684	353,743	18,902	310,834

Change in net unrealized appreciation (depreciation) on investments	(307,956)	(208,534)	(694,948)	(21,037)	(409,163)	(101,325)	(301,177)

Net realized and unrealized gain (loss) on investments	(214,374)	(152,178)	(677,485)	(14,353)	(55,420)	(82,423)	9,657

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(214,374)	$(152,178)	$(497,686)	$(13,724)	$(18,775)	$(82,423)	$32,585

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Fund IS Growth and Income Fund	American Funds IS Global Small Capitalization Fund	American Funds IS Growth Fund	American Funds IS International Fund	American Funds IS New World Fund	Blackrock 60/40 Target Allocation ETF VI Fund	Blackrock Global Allocation VI Fund

INVESTMENT INCOME:
Dividend income	$4	$-	$10,309	$28,493	$19,079	$-	$-

TOTAL INVESTMENT INCOME	4	-	10,309	28,493	19,079	-	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4	(666)	100,289	(109,700)	1,343	-	(83,752)
Capital gain distributions	30	20,716	471,569	230,329	135,053	-	32,689

Net realized gain (loss) on investments	34	20,050	571,858	120,628	136,395	-	(51,063)

Change in net unrealized appreciation (depreciation) on investments	(98)	(42,704)	(1,857,720)	(630,074)	(549,776)	(2)	(421,876)

Net realized and unrealized gain (loss) on investments	(64)	(22,654)	(1,285,861)	(509,446)	(413,380)	(2)	(472,939)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(60)	$(22,654)	$(1,275,552)	$(480,953)	$(394,301)	$(2)	$(472,939)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Blackrock High Yield VI Fund	BNY Mellon Stock Index Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Small Cap Value Fund	Davis Financial Portfolio	Davis Value Portfolio

INVESTMENT INCOME:
Dividend income	$36,507	$347,842	$414	$-	$140	$6,163	$1,773

TOTAL INVESTMENT INCOME	36,507	347,842	414	-	140	6,163	1,773

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(4,717)	1,812,291	77	(204,245)	83,462	(7,068)	(414)
Capital gain distributions	-	2,215,856	7,360	8,586	7,135	11,672	31,198

Net realized gain (loss) on investments	(4,717)	4,028,148	7,437	(195,659)	90,597	4,604	30,784

Change in net unrealized appreciation (depreciation) on investments	(105,086)	(9,829,538)	(43,888)	35,094	(107,185)	(40,866)	(65,054)

Net realized and unrealized gain (loss) on investments	(109,803)	(5,801,390)	(36,451)	(160,565)	(16,588)	(36,263)	(34,271)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(73,296)	$(5,453,548)	$(36,037)	$(160,565)	$(16,449)	$(30,100)	$(32,498)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Delaware VIP International Series	Delaware VIP Small Cap Value Series	DFA VIT Inflation- Protected Securities	DWS Core Equity VIP	DWS High Income VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Value VIP

INVESTMENT INCOME:
Dividend income	$784	$2,729	$13,212	$-	$11,178	$76,097	$11,757

TOTAL INVESTMENT INCOME	784	2,729	13,212	-	11,178	76,097	11,757

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(7,425)	58,615	(7,337)	-	(695)	(14,135)	4,829
Capital gain distributions	4,336	36,381	-	1	-	1,431,430	20,225

Net realized gain (loss) on investments	(3,089)	94,995	(7,337)	1	(695)	1,417,295	25,055

Change in net unrealized appreciation (depreciation) on investments	(19,741)	(194,560)	(15,604)	(3)	(30,789)	(3,590,144)	(282,514)

Net realized and unrealized gain (loss) on investments	(22,830)	(99,564)	(22,941)	(2)	(31,484)	(2,172,849)	(257,460)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,046)	$(96,835)	$(9,729)	$(2)	$(20,307)	$(2,096,752)	$(245,703)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Eaton Vance Vt Floating- Rate Income Fund	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower Core Bond Fund	Empower Emerging Markets Equity Fund

INVESTMENT INCOME:
Dividend income	$63,310	$9,026	$9,293	$39,598	$15,971	$6,538	$835

TOTAL INVESTMENT INCOME	63,310	9,026	9,293	39,598	15,971	6,538	835

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(4,480)	(35,577)	2,662	(56,091)	(6,936)	(300,646)	(41,400)
Capital gain distributions	-	65,622	41,098	2,852	36,600	-	196

Net realized gain (loss) on investments	(4,480)	30,045	43,761	(53,239)	29,665	(300,646)	(41,204)

Change in net unrealized appreciation (depreciation) on investments	(98,605)	(168,265)	(79,886)	(514,297)	(116,988)	(50,892)	4,046

Net realized and unrealized gain (loss) on investments	(103,085)	(138,220)	(36,126)	(567,537)	(87,323)	(351,538)	(37,158)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(39,775)	$(129,194)	$(26,833)	$(527,938)	$(71,352)	$(344,999)	$(36,324)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Global Bond Fund	Empower Government Money Market Fund	Empower Inflation- Protected Securities Fund	Empower International Index Fund	Empower International Value Fund	Empower Large Cap Growth Fund	Empower Large Cap Value Fund Investor II Class Fund

INVESTMENT INCOME:
Dividend income	$11,625	$389,273	$1	$79,995	$79,820	$1,647	$42,781

TOTAL INVESTMENT INCOME	11,625	389,273	1	79,995	79,820	1,647	42,781

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(41,684)	-	(13,098)	(25,904)	(30,030)	(118,628)	54,853
Capital gain distributions	6,794	-	-	-	113,003	35,526	159,534

Net realized gain (loss) on investments	(34,890)	-	(13,098)	(25,904)	82,972	(83,102)	214,386

Change in net unrealized appreciation (depreciation) on investments	(225,017)	-	(14,674)	(820,026)	(1,311,369)	(23,442)	(354,303)

Net realized and unrealized gain (loss) on investments	(259,906)	-	(27,771)	(845,931)	(1,228,397)	(106,544)	(139,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(248,281)	$389,273	$(27,771)	$(765,935)	$(1,148,577)	$(104,896)	$(97,136)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund	Empower Lifetime 2045 Fund

INVESTMENT INCOME:
Dividend income	$11,261	$13,503	$128,288	$54,269	$32,877	$29,828	$12,671

TOTAL INVESTMENT INCOME	11,261	13,503	128,288	54,269	32,877	29,828	12,671

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(78,437)	(1,085)	4,779	(44,160)	(7,367)	(6,677)	(25,476)
Capital gain distributions	30,155	37,597	418,815	186,424	134,044	139,390	71,693

Net realized gain (loss) on investments	(48,281)	36,512	423,594	142,264	126,677	132,713	46,218

Change in net unrealized appreciation (depreciation) on investments	(139,598)	(143,659)	(1,470,455)	(645,015)	(498,223)	(458,888)	(257,064)

Net realized and unrealized gain (loss) on investments	(187,880)	(107,147)	(1,046,860)	(502,751)	(371,546)	(326,175)	(210,847)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(176,619)	$(93,644)	$(918,572)	$(448,482)	$(338,669)	$(296,347)	$(198,176)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund

INVESTMENT INCOME:
Dividend income	$7,691	$5,381	$-	$2,130	$3,370	$1,519	$35,788

TOTAL INVESTMENT INCOME	7,691	5,381	-	2,130	3,370	1,519	35,788

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,781)	(4,353)	-	(3,087)	(24,782)	(21,816)	573
Capital gain distributions	34,374	37,336	1	7,115	10,130	7,119	114,723

Net realized gain (loss) on investments	32,593	32,983	1	4,028	(14,652)	(14,697)	115,296

Change in net unrealized appreciation (depreciation) on investments	(123,044)	(114,837)	(3)	(51,633)	(29,744)	(16,063)	(398,471)

Net realized and unrealized gain (loss) on investments	(90,451)	(81,855)	(2)	(47,605)	(44,396)	(30,760)	(283,175)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(82,760)	$(76,473)	$(2)	$(45,475)	$(41,026)	$(29,241)	$(247,388)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower S&P Mid Cap 400® Index Fund	Empower S&P Small Cap 600® Index Fund	Empower Short Duration Bond Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund

INVESTMENT INCOME:
Dividend income	$5,805	$30,379	$40,922	$4,467	$57,870	$-	$616

TOTAL INVESTMENT INCOME	5,805	30,379	40,922	4,467	57,870	-	616

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,094)	76,210	189,208	(80,074)	(141,612)	(1)	21,670
Capital gain distributions	299	40,274	342,311	50,068	-	-	29,773

Net realized gain (loss) on investments	(795)	116,484	531,519	(30,006)	(141,612)	-	51,443

Change in net unrealized appreciation (depreciation) on investments	(36,990)	(709,499)	(2,124,244)	(132,659)	(209,399)	(3)	(173,892)

Net realized and unrealized gain (loss) on investments	(37,785)	(593,015)	(1,592,724)	(162,665)	(351,010)	(3)	(122,450)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(31,980)	$(562,635)	$(1,551,802)	$(158,198)	$(293,140)	$(3)	$(121,834)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower T. Rowe Price Mid Cap Growth Fund	Empower U.S. Government Securities Fund	Federated Hermes High Income Bond Fund II	Federated Hermes Kaufmann Fund II	Fidelity VIP Contrafund Portfolio	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP Growth Portfolio

INVESTMENT INCOME:
Dividend income	$468	$12,149	$8,950	$-	$3,871	$25,625	$121

TOTAL INVESTMENT INCOME	468	12,149	8,950	-	3,871	25,625	121

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	186,859	(318,595)	(700)	(1,005)	46,592	(87,661)	(330)
Capital gain distributions	53,266	-	-	18,958	70,602	-	2,733

Net realized gain (loss) on investments	240,125	(318,595)	(700)	17,953	117,194	(87,661)	2,404

Change in net unrealized appreciation (depreciation) on investments	(833,626)	(59,623)	(29,134)	(81,169)	(574,706)	(329,694)	(13,917)

Net realized and unrealized gain (loss) on investments	(593,501)	(378,217)	(29,835)	(63,216)	(457,513)	(417,355)	(11,513)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(593,033)	$(366,068)	$(20,885)	$(63,216)	$(453,642)	$(391,730)	$(11,392)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Index 500 Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Portfolio	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Core Equity Fund

INVESTMENT INCOME:
Dividend income	$85,532	$3,758	$880	$634	$190	$2,777	$163

TOTAL INVESTMENT INCOME	85,532	3,758	880	634	190	2,777	163

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(79,215)	(752)	14,874	268	(48)	(35,839)	459
Capital gain distributions	36,907	9,805	22,387	13,632	-	60,261	2,774

Net realized gain (loss) on investments	(42,308)	9,053	37,261	13,900	(48)	24,422	3,233

Change in net unrealized appreciation (depreciation) on investments	(1,281,015)	(41,289)	(97,672)	(24,099)	(779)	(126,410)	(7,582)

Net realized and unrealized gain (loss) on investments	(1,323,323)	(32,236)	(60,410)	(10,199)	(827)	(101,988)	(4,349)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,237,791)	$(28,477)	$(59,530)	$(9,565)	$(637)	$(99,210)	$(4,186)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Global Real Estate Fund	Invesco V.I. Health Care Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Janus Henderson VIT Balanced Portfolio	Janus Henderson VIT Enterprise Portfolio	Janus Henderson VIT Flexible Bond Portfolio

INVESTMENT INCOME:
Dividend income	$31,232	$-	$46,963	$-	$35,594	$1,029	$62,927

TOTAL INVESTMENT INCOME	31,232	-	46,963	-	35,594	1,029	62,927

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	8,378	(47)	(16,727)	49,264	80,110	(11,413)	(115,155)
Capital gain distributions	-	5,335	299,563	-	87,251	83,210	48,166

Net realized gain (loss) on investments	8,378	5,288	282,836	49,264	167,360	71,798	(66,988)

Change in net unrealized appreciation (depreciation) on investments	(345,182)	(11,581)	(908,296)	(57,192)	(716,342)	(181,882)	(395,699)

Net realized and unrealized gain (loss) on investments	(336,804)	(6,294)	(625,460)	(7,928)	(548,982)	(110,084)	(462,688)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(305,572)	$(6,294)	$(578,498)	$(7,928)	$(513,388)	$(109,055)	$(399,761)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Janus Henderson VIT Forty Portfolio	Janus Henderson VIT Global Research Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio	Janus Henderson VIT Overseas Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	JP Morgan Insurance Trust Us Equity Portfolio	Lord Abbett Series Developing Growth Portfolio

INVESTMENT INCOME:
Dividend income	$2,761	$1,372	$-	$1,249	$-	$-	$-

TOTAL INVESTMENT INCOME	2,761	1,372	-	1,249	-	-	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	240	5,453	22,072	225	(1)	-	(8,940)
Capital gain distributions	220,657	14,225	376,943	-	2	1	-

Net realized gain (loss) on investments	220,897	19,678	399,015	225	1	1	(8,940)

Change in net unrealized appreciation (depreciation) on investments	(859,044)	(51,451)	(1,459,314)	(8,301)	(4)	(4)	(77,240)

Net realized and unrealized gain (loss) on investments	(638,148)	(31,772)	(1,060,299)	(8,076)	(2)	(2)	(86,180)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(635,386)	$(30,400)	$(1,060,299)	$(6,827)	$(2)	$(2)	$(86,180)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Lord Abbett Series Total Return Portfolio	MFS VIT Growth Series	MFS VIT II International Growth Portfolio	MFS VIT III Blended Research Small Cap Equity Portfolio	MFS VIT III Global Real Estate Portfolio	MFS VIT III Mid Cap Value Portfolio	MFS VIT Mid Cap Growth Series

INVESTMENT INCOME:
Dividend income	$1,913	$-	$12,274	$90	$3,290	$642	$-

TOTAL INVESTMENT INCOME	1,913	-	12,274	90	3,290	642	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(13,949)	(1,792)	(74,078)	57	(4,859)	(2,290)	(240,625)
Capital gain distributions	160	1,805	116,456	2,668	14,363	5,351	72,586

Net realized gain (loss) on investments	(13,789)	13	42,379	2,726	9,504	3,060	(168,039)

Change in net unrealized appreciation (depreciation) on investments	(1,933)	(6,573)	(409,274)	(5,387)	(77,982)	(9,787)	(98,719)

Net realized and unrealized gain (loss) on investments	(15,722)	(6,560)	(366,895)	(2,661)	(68,478)	(6,726)	(266,758)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,809)	$(6,560)	$(354,621)	$(2,572)	$(65,188)	$(6,085)	$(266,758)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	MFS VIT Research Series	MFS VIT Total Return Bond Series	MFS VIT Value Series	Neuberger Berman AMT Mid Cap Growth Portfolio	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	Pimco VIT Commodity Real Return Strategy Portfolio

INVESTMENT INCOME:
Dividend income	$312	$80,740	$18,231	$-	$-	$305	$12,787

TOTAL INVESTMENT INCOME	312	80,740	18,231	-	-	305	12,787

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,719)	(6,089)	51,329	1,278	15,025	2,557	35
Capital gain distributions	8,139	34,026	77,702	2,158	-	6,475	-

Net realized gain (loss) on investments	6,420	27,938	129,031	3,435	15,025	9,032	35

Change in net unrealized appreciation (depreciation) on investments	(20,117)	(560,981)	(264,290)	(7,807)	(22,777)	(24,185)	(8,101)

Net realized and unrealized gain (loss) on investments	(13,697)	(533,043)	(135,259)	(4,371)	(7,752)	(15,153)	(8,066)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,385)	$(452,303)	$(117,027)	$(4,371)	$(7,752)	$(14,848)	$4,721

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Pimco VIT Global Bond Opportunities Portfolio (Unhedged)	Pimco VIT High Yield Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Total Return Portfolio	Pioneer Real Estate Shares VCT Portfolio	Putnam VT Equity Income Fund

INVESTMENT INCOME:
Dividend income	$26,979	$49,851	$84,657	$70,026	$196,243	$4,661	$23,646

TOTAL INVESTMENT INCOME	26,979	49,851	84,657	70,026	196,243	4,661	23,646

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(83,090)	(1,473)	(313,946)	7,833	(89,675)	(56,298)	43,815
Capital gain distributions	26,689	-	-	-	-	16,985	118,323

Net realized gain (loss) on investments	(56,400)	(1,473)	(313,946)	7,833	(89,675)	(39,314)	162,139

Change in net unrealized appreciation (depreciation) on investments	(195,295)	(159,713)	(194,923)	(211,532)	(1,302,357)	(71,276)	(215,166)

Net realized and unrealized gain (loss) on investments	(251,695)	(161,186)	(508,869)	(203,699)	(1,392,031)	(110,589)	(53,028)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(224,717)	$(111,335)	$(424,212)	$(133,674)	$(1,195,789)	$(105,928)	$(29,382)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT High Yield Fund	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Research Fund

INVESTMENT INCOME:
Dividend income	$214	$3,387	$-	$6,104	$3,645	$14,817	$5,209

TOTAL INVESTMENT INCOME	214	3,387	-	6,104	3,645	14,817	5,209

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(465)	(15,202)	(174,314)	(5,878)	(145)	(35,616)	1,371
Capital gain distributions	1,218	64,880	85,457	219	-	23,256	46,186

Net realized gain (loss) on investments	754	49,678	(88,857)	(5,659)	(145)	(12,360)	47,557

Change in net unrealized appreciation (depreciation) on investments	(3,487)	(91,771)	(140,252)	(15,203)	(13,488)	(57,737)	(172,157)

Net realized and unrealized gain (loss) on investments	(2,734)	(42,093)	(229,109)	(20,862)	(13,634)	(70,097)	(124,600)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,520)	$(38,706)	$(229,109)	$(14,758)	$(9,988)	$(55,280)	$(119,391)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT Small Cap Value Fund	Putnam VT Sustainable Future Fund	Royce Capital Fund - Small-Cap Portfolio	T. Rowe Price Blue Chip Growth Portfolio Class II	Van Eck VIP Emerging Markets Fund	Van Eck VIP Global Hard Assets Fund	Vanguard VIF Global Bond Index

INVESTMENT INCOME:
Dividend income	$18	$-	$52	$-	$118	$21,512	$18,357

TOTAL INVESTMENT INCOME	18	-	52	-	118	21,512	18,357

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	301	(9,896)	(62)	(981,992)	(210)	138,266	(8,394)
Capital gain distributions	563	57,094	1,206	116,703	8,178	-	6,779

Net realized gain (loss) on investments	864	47,198	1,145	(865,288)	7,968	138,266	(1,615)

Change in net unrealized appreciation (depreciation) on investments	(1,536)	(146,500)	(8,411)	(603,140)	(21,438)	(22,434)	(123,160)

Net realized and unrealized gain (loss) on investments	(672)	(99,302)	(7,266)	(1,468,428)	(13,470)	115,831	(124,775)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(654)	$(99,302)	$(7,214)	$(1,468,428)	$(13,352)	$137,343	$(106,419)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Vanguard VIF Total Bond Market Index	Victory RS Small Cap Growth Equity VIP

INVESTMENT INCOME:
Dividend income	$33,452	$-

TOTAL INVESTMENT INCOME	33,452	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(8,710)	(5,881)
Capital gain distributions	11,870	4

Net realized gain (loss) on investments	3,160	(5,876)

Change in net unrealized appreciation (depreciation) on investments	(252,196)	1,661

Net realized and unrealized gain (loss) on investments	(249,036)	(4,216)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(215,584)	$(4,216)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Small Cap Growth Portfolio	American Century Investments VP Capital Appreciation Fund	American Century Investments VP Inflation Protection Fund	American Century Investments VP International Fund	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Ultra Fund	American Century Investments VP Value Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$179,799	$629	$36,645	$-	$22,928
Net realized gain (loss) on investments	93,583	56,356	17,463	6,684	353,743	18,902	310,834
Change in net unrealized appreciation (depreciation) on investments	(307,956)	(208,534)	(694,948)	(21,037)	(409,163)	(101,325)	(301,177)

Net increase (decrease) in net assets resulting from operations	(214,373)	(152,178)	(497,686)	(13,724)	(18,775)	(82,423)	32,585

POLICY TRANSACTIONS:
Proceeds from units sold	-	47,012	-	-	47,311	12	159,188
Policy maintenance charges	(4,339)	(6,872)	(52,948)	(644)	(28,044)	(5,075)	(15,619)
Transfers for Policy benefits and terminations	-	-	-	-	-	-	(669,849)
Net transfers (to) from the Company and/or Subaccounts	(241,220)	2,059	418,015	(12,940)	(163,458)	13,952	(112,923)

Increase (decrease) in net assets resulting from Policy transactions	(245,559)	42,199	365,067	(13,584)	(144,191)	8,889	(639,203)

Total increase (decrease) in net assets	(459,932)	(109,979)	(132,619)	(27,308)	(162,966)	(73,534)	(606,618)

NET ASSETS:
Beginning of period	849,496	532,357	3,680,649	70,645	1,689,190	240,658	1,544,031

End of period	$389,563	$422,378	$3,548,030	$43,337	$1,526,224	$167,122	$937,414

CHANGES IN UNITS OUTSTANDING:
Units issued	500	2,253	35,684	654	38,237	260	3,276
Units redeemed	(1,158)	(312)	(4,448)	(1,260)	(47,755)	(175)	(12,883)

Net increase (decrease)	(657)	1,941	31,236	(606)	(9,519)	85	(9,608)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Fund Is Growth and Income Fund	American Funds IS Global Small Capitalization Fund	American Funds IS Growth Fund	American Funds IS International Fund	American Funds IS New World Fund	Blackrock 60/40 Target Allocation ETF VI Fund	Blackrock Global Allocation VI Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$4	$-	$10,309	$28,493	$19,079	$-	$-
Net realized gain (loss) on investments	34	20,050	571,858	120,628	136,395	-	(51,063)
Change in net unrealized appreciation (depreciation) on investments	(98)	(42,704)	(1,857,720)	(630,074)	(549,776)	(2)	(421,876)

Net increase (decrease) in net assets resulting from operations	(60)	(22,654)	(1,275,553)	(480,953)	(394,302)	(2)	(472,939)

POLICY TRANSACTIONS:
Proceeds from units sold	12	576	70,512	251,307	69,221	12	455,262
Policy maintenance charges	(36)	(1,576)	(40,257)	(31,046)	(16,405)	(1)	(51,087)
Transfers for Policy benefits and terminations	-	-	(166,843)	(698,883)	(14,676)	-	(369,577)
Net transfers (to) from the Company and/or Subaccounts	-	15,545	(59,969)	(86,202)	8,029	-	(41,229)

Increase (decrease) in net assets resulting from Policy transactions	(24)	14,545	(196,557)	(564,824)	46,169	11	(6,631)

Total increase (decrease) in net assets	(84)	(8,109)	(1,472,110)	(1,045,777)	(348,133)	9	(479,570)

NET ASSETS:
Beginning of period	374	64,480	4,368,255	2,593,358	1,722,004	12	2,982,724

End of period	$290	$56,372	$2,896,145	$1,547,581	$1,373,871	$20	$2,503,155

CHANGES IN UNITS OUTSTANDING:
Units issued	1	676	12,337	17,928	5,528	1	29,168
Units redeemed	(2)	(81)	(16,294)	(54,896)	(4,264)	-	(29,637)

Net increase (decrease)	(2)	595	(3,957)	(36,967)	1,264	1	(468)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Blackrock High Yield VI Fund	BNY Mellon Stock Index Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Small Cap Value Fund	Davis Financial Portfolio	Davis Value Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$36,507	$347,842	$414	$-	$140	$6,163	$1,773
Net realized gain (loss) on investments	(4,717)	4,028,148	7,437	(195,659)	90,597	4,604	30,784
Change in net unrealized appreciation (depreciation) on investments	(105,086)	(9,829,538)	(43,888)	35,094	(107,185)	(40,866)	(65,054)

Net increase (decrease) in net assets resulting from operations	(73,296)	(5,453,548)	(36,037)	(160,565)	(16,448)	(30,099)	(32,497)

POLICY TRANSACTIONS:
Proceeds from units sold	91,062	1,121,875	28,975	33,072	-	68,760	-
Policy maintenance charges	(11,811)	(319,398)	(1,956)	(7,874)	(1,952)	(4,075)	(2,364)
Transfers for Policy benefits and terminations	(74,817)	(1,572,493)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	206,371	(557,791)	(1,874)	51,795	(145,977)	11,379	-

Increase (decrease) in net assets resulting from Policy transactions	210,805	(1,327,807)	25,145	76,993	(147,929)	76,064	(2,364)

Total increase (decrease) in net assets	137,509	(6,781,355)	(10,892)	(83,572)	(164,377)	45,965	(34,861)

NET ASSETS:
Beginning of period	555,359	31,356,308	123,100	492,087	280,737	275,463	161,996

End of period	$692,868	$24,574,953	$112,207	$408,515	$116,359	$321,428	$127,135

CHANGES IN UNITS OUTSTANDING:
Units issued	26,025	123,414	1,489	20,696	6,914	3,329	-
Units redeemed	(7,687)	(150,524)	(235)	(17,945)	(10,240)	(1,082)	(75)

Net increase (decrease)	18,338	(27,110)	1,254	2,752	(3,327)	2,247	(75)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Delaware VIP International Series	Delaware VIP Small Cap Value Series	DFA VIT Inflation- Protected Securities	DWS Core Equity VIP	DWS Croci® U.S. VIP	DWS High Income VIP	DWS Small Cap Index VIP

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$784	$2,729	$13,212	$-	$-	$11,178	$76,097
Net realized gain (loss) on investments	(3,089)	94,995	(7,337)	1	-	(695)	1,417,295
Change in net unrealized appreciation (depreciation) on investments	(19,741)	(194,560)	(15,604)	(3)	-	(30,789)	(3,590,144)

Net increase (decrease) in net assets resulting from operations	(22,046)	(96,836)	(9,729)	(2)	-	(20,306)	(2,096,752)

POLICY TRANSACTIONS:
Proceeds from units sold	4,927	86,853	-	12	-	16,000	212,324
Policy maintenance charges	(2,173)	(9,619)	(1,144)	(1)	-	(5,434)	(119,688)
Transfers for Policy benefits and terminations	(116,441)	(172,434)	-	-	-	-	(481,514)
Net transfers (to) from the Company and/or Subaccounts	3,793	14,574	167,979	-	(1)	7,646	(211,030)

Increase (decrease) in net assets resulting from Policy transactions	(109,894)	(80,626)	166,835	11	(1)	18,212	(599,908)

Total increase (decrease) in net assets	(131,940)	(177,462)	157,106	9	(1)	(2,094)	(2,696,660)

NET ASSETS:
Beginning of period	191,478	699,839	-	12	1	232,619	10,325,813

End of period	$59,537	$522,378	$157,107	$20	$-	$230,525	$7,629,153

CHANGES IN UNITS OUTSTANDING:
Units issued	1,049	23,372	35,879	-	-	1,193	23,280
Units redeemed	(12,029)	(28,593)	(18,852)	-	-	(303)	(42,450)

Net increase (decrease)	(10,980)	(5,221)	17,027	-	-	890	(19,170)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	DWS Small Mid Cap Value VIP	Eaton Vance VT Floating- Rate Income Fund	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower Core Bond Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$11,757	$63,310	$9,026	$9,293	$39,598	$15,971	$6,538
Net realized gain (loss) on investments	25,055	(4,480)	30,045	43,761	(53,239)	29,665	(300,646)
Change in net unrealized appreciation (depreciation) on investments	(282,514)	(98,605)	(168,265)	(79,886)	(514,297)	(116,988)	(50,892)

Net increase (decrease) in net assets resulting from operations	(245,702)	(39,775)	(129,194)	(26,832)	(527,938)	(71,352)	(345,000)

POLICY TRANSACTIONS:
Proceeds from units sold	8,979	235,082	16,070	12	64,524	13,276	12,270
Policy maintenance charges	(15,290)	(26,242)	(12,260)	(2,759)	(39,337)	(32,839)	(12,387)
Transfers for Policy benefits and terminations	-	(191,489)	-	-	-	(50,714)	-
Net transfers (to) from the Company and/or Subaccounts	23,114	27	8,000	(11,149)	163,184	488,694	(2,276,843)

Increase (decrease) in net assets resulting from Policy transactions	16,803	17,378	11,810	(13,896)	188,371	418,417	(2,276,960)

Total increase (decrease) in net assets	(228,899)	(22,397)	(117,384)	(40,728)	(339,567)	347,065	(2,621,960)

NET ASSETS:
Beginning of period	1,563,682	1,405,000	673,336	218,996	3,792,892	787,127	2,744,464

End of period	$1,334,783	$1,382,602	$555,952	$178,267	$3,453,324	$1,134,192	$122,505

CHANGES IN UNITS OUTSTANDING:
Units issued	2,339	19,257	33,233	30	75,826	47,531	158,569
Units redeemed	(1,720)	(17,889)	(34,288)	(216)	(62,903)	(11,099)	(314,220)

Net increase (decrease)	619	1,368	(1,055)	(186)	12,923	36,432	(155,651)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Emerging Markets Equity Fund	Empower Global Bond Fund	Empower Government Money Market Fund	Empower Inflation- Protected Securities Fund	Empower International Index Fund	Empower International Value Fund	Empower Large Cap Growth Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$835	$11,625	$389,273	$1	$79,995	$79,820	$1,647
Net realized gain (loss) on investments	(41,204)	(34,890)	-	(13,098)	(25,904)	82,972	(83,102)
Change in net unrealized appreciation (depreciation) on investments	4,046	(225,017)	-	(14,674)	(820,026)	(1,311,369)	(23,442)

Net increase (decrease) in net assets resulting from operations	(36,323)	(248,282)	389,273	(27,771)	(765,935)	(1,148,577)	(104,897)

POLICY TRANSACTIONS:
Proceeds from units sold	37,778	68,613	1,726,878	12	343,201	62,383	118,920
Policy maintenance charges	(2,130)	(15,823)	(492,304)	(3,836)	(62,817)	(82,524)	(5,763)
Transfers for Policy benefits and terminations	-	-	(954,749)	(837,715)	(187,752)	-	-
Net transfers (to) from the Company and/or Subaccounts	(102,615)	195,759	11,488,820	-	99,662	(31,729)	78,795

Increase (decrease) in net assets resulting from Policy transactions	(66,967)	248,549	11,768,645	(841,539)	192,294	(51,870)	191,952

Total increase (decrease) in net assets	(103,290)	267	12,157,918	(869,310)	(573,641)	(1,200,447)	87,055

NET ASSETS:
Beginning of period	164,099	1,385,642	20,623,292	869,330	5,104,860	7,603,476	341,087

End of period	$60,808	$1,385,910	$32,781,210	$20	$4,531,218	$6,403,030	$428,143

CHANGES IN UNITS OUTSTANDING:
Units issued	7,486	32,270	2,091,215	1	50,030	32,833	10,053
Units redeemed	(14,972)	(15,917)	(1,221,082)	(72,845)	(37,001)	(35,996)	(7,110)

Net increase (decrease)	(7,485)	16,353	870,134	(72,844)	13,029	(3,163)	2,943

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Large Cap Value Fund Investor II Class Fund	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$42,781	$11,261	$13,503	$128,288	$54,269	$32,877	$29,828
Net realized gain (loss) on investments	214,386	(48,281)	36,512	423,594	142,264	126,677	132,713
Change in net unrealized appreciation (depreciation) on investments	(354,303)	(139,598)	(143,659)	(1,470,455)	(645,015)	(498,223)	(458,888)

Net increase (decrease) in net assets resulting from operations	(97,136)	(176,618)	(93,644)	(918,573)	(448,482)	(338,669)	(296,347)

POLICY TRANSACTIONS:
Proceeds from units sold	6,776	98,621	22,608	771,551	529,982	330,257	92,031
Policy maintenance charges	(28,615)	(10,675)	(13,896)	(69,097)	(32,559)	(46,730)	(18,617)
Transfers for Policy benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(247,254)	(549,983)	2,728	2,115,896	(151,928)	149,498	207,449

Increase (decrease) in net assets resulting from Policy transactions	(269,093)	(462,037)	11,440	2,818,350	345,495	433,025	280,863

Total increase (decrease) in net assets	(366,229)	(638,655)	(82,204)	1,899,777	(102,987)	94,356	(15,484)

NET ASSETS:
Beginning of period	2,804,341	1,204,392	722,392	5,724,302	2,942,342	2,074,333	1,725,292

End of period	$2,438,111	$565,736	$640,187	$7,624,081	$2,839,355	$2,168,690	$1,709,807

CHANGES IN UNITS OUTSTANDING:
Units issued	5,715	54,306	1,803	245,890	44,727	35,010	20,285
Units redeemed	(25,703)	(90,732)	(980)	(56,517)	(22,625)	(7,689)	(3,495)

Net increase (decrease)	(19,989)	(36,426)	824	189,373	22,102	27,322	16,790

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$12,671	$7,691	$5,381	$-	$2,130	$3,370	$1,519
Net realized gain (loss) on investments	46,218	32,593	32,983	1	4,028	(14,652)	(14,697)
Change in net unrealized appreciation (depreciation) on investments	(257,064)	(123,044)	(114,837)	(3)	(51,633)	(29,744)	(16,063)

Net increase (decrease) in net assets resulting from operations	(198,175)	(82,760)	(76,473)	(2)	(45,475)	(41,026)	(29,241)

POLICY TRANSACTIONS:
Proceeds from units sold	131,696	6,532	12,467	12	98,784	12	460
Policy maintenance charges	(20,295)	(6,221)	(6,975)	(1)	(5,545)	(3,423)	(2,159)
Transfers for Policy benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(96,944)	59,012	192,688	-	(867)	110,475	96,823

Increase (decrease) in net assets resulting from Policy transactions	14,457	59,323	198,180	11	92,372	107,064	95,124

Total increase (decrease) in net assets	(183,718)	(23,437)	121,707	9	46,897	66,038	65,883

NET ASSETS:
Beginning of period	1,058,100	487,347	434,738	12	344,866	92,501	30,269

End of period	$874,382	$463,910	$556,445	$20	$391,762	$158,539	$96,152

CHANGES IN UNITS OUTSTANDING:
Units issued	15,672	6,288	18,254	1	6,037	36,506	28,143
Units redeemed	(16,036)	(2,600)	(5,861)	-	(565)	(30,584)	(22,972)

Net increase (decrease)	(364)	3,688	12,393	1	5,473	5,922	5,171

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Moderately Conservative Profile Fund	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower S&P Mid Cap 400® Index Fund	Empower S&P Small Cap 600® Index Fund	Empower Short Duration Bond Fund	Empower Small Cap Growth Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$35,788	$5,805	$30,379	$40,922	$4,467	$57,870	$-
Net realized gain (loss) on investments	115,296	(795)	116,484	531,519	(30,006)	(141,612)	-
Change in net unrealized appreciation (depreciation) on investments	(398,471)	(36,990)	(709,499)	(2,124,244)	(132,659)	(209,399)	(3)

Net increase (decrease) in net assets resulting from operations	(247,387)	(31,980)	(562,636)	(1,551,803)	(158,198)	(293,141)	(3)

POLICY TRANSACTIONS:
Proceeds from units sold	615,055	12	282,158	354,614	141,738	74,771	12
Policy maintenance charges	(36,861)	(4,339)	(28,608)	(115,891)	(11,946)	(51,159)	(1)
Transfers for Policy benefits and terminations	-	-	(186,472)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	92,979	(8,774)	147,270	(1,199,296)	8,017	(2,949,502)	-

Increase (decrease) in net assets resulting from Policy transactions	671,173	(13,101)	214,348	(960,573)	137,809	(2,925,890)	11

Total increase (decrease) in net assets	423,786	(45,081)	(348,288)	(2,512,376)	(20,389)	(3,219,031)	8

NET ASSETS:
Beginning of period	2,093,956	280,727	1,899,218	11,622,097	886,028	6,603,074	12

End of period	$2,517,740	$235,646	$1,550,931	$9,109,722	$865,638	$3,384,043	$19

CHANGES IN UNITS OUTSTANDING:
Units issued	77,398	209	32,414	67,055	29,781	207,149	1
Units redeemed	(24,671)	(524)	(21,755)	(106,959)	(23,306)	(404,556)	-

Net increase (decrease)	52,727	(315)	10,658	(39,904)	6,476	(197,408)	1

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Small Cap Value Fund	Empower T. Rowe Price Mid Cap Growth Fund	Empower U.S. Government Securities Fund	Federated Hermes High Income Bond Fund II	Federated Hermes Kaufmann Fund II	Fidelity VIP Contrafund Portfolio	Fidelity VIP Emerging Markets Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$616	$468	$12,149	$8,950	$-	$3,871	$25,625
Net realized gain (loss) on investments	51,443	240,125	(318,595)	(700)	17,953	117,194	(87,661)
Change in net unrealized appreciation (depreciation) on investments	(173,892)	(833,626)	(59,623)	(29,134)	(81,169)	(574,706)	(329,694)

Net increase (decrease) in net assets resulting from operations	(121,833)	(593,033)	(366,069)	(20,884)	(63,216)	(453,641)	(391,730)

POLICY TRANSACTIONS:
Proceeds from units sold	13,276	103,876	12	12	-	117,500	318,687
Policy maintenance charges	(12,055)	(28,519)	(21,872)	(4,193)	(2,454)	(20,365)	(31,982)
Transfers for Policy benefits and terminations	-	-	(626,228)	-	-	-	(259,146)
Net transfers (to) from the Company and/or Subaccounts	(64,723)	(289,857)	(2,246,186)	21,451	26,749	(81,858)	5,529

Increase (decrease) in net assets resulting from Policy transactions	(63,502)	(214,500)	(2,894,274)	17,270	24,295	15,277	33,088

Total increase (decrease) in net assets	(185,335)	(807,533)	(3,260,343)	(3,614)	(38,921)	(438,364)	(358,642)

NET ASSETS:
Beginning of period	1,214,861	2,859,804	3,859,197	157,828	200,811	1,766,128	1,970,148

End of period	$1,029,525	$2,052,270	$598,855	$154,212	$161,889	$1,327,763	$1,611,505

CHANGES IN UNITS OUTSTANDING:
Units issued	410	7,820	104,005	576	784	3,173	26,423
Units redeemed	(1,605)	(10,361)	(234,560)	(123)	(131)	(2,613)	(22,526)

Net increase (decrease)	(1,196)	(2,540)	(130,554)	453	653	561	3,898

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Growth Portfolio	Fidelity VIP Index 500 Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Portfolio	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio	Invesco Oppenheimer V.I. Main Street Small Cap Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$121	$85,532	$3,758	$880	$634	$190	$2,777
Net realized gain (loss) on investments	2,404	(42,308)	9,053	37,261	13,900	(48)	24,422
Change in net unrealized appreciation (depreciation) on investments	(13,917)	(1,281,015)	(41,289)	(97,672)	(24,099)	(779)	(126,410)

Net increase (decrease) in net assets resulting from operations	(11,392)	(1,237,791)	(28,478)	(59,531)	(9,565)	(637)	(99,211)

POLICY TRANSACTIONS:
Proceeds from units sold	-	956,025	-	28,427	-	-	38,777
Policy maintenance charges	(1,293)	(105,849)	(2,595)	(3,240)	(1,330)	(417)	(12,466)
Transfers for Policy benefits and terminations	-	(776,547)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(5,816)	813,555	(78,459)	(63,996)	2,302	(2,352)	1,912

Increase (decrease) in net assets resulting from Policy transactions	(7,109)	887,184	(81,054)	(38,809)	972	(2,769)	28,223

Total increase (decrease) in net assets	(18,501)	(350,607)	(109,532)	(98,340)	(8,593)	(3,406)	(70,988)

NET ASSETS:
Beginning of period	52,758	5,988,413	282,198	405,930	97,626	8,951	586,190

End of period	$34,257	$5,637,805	$172,667	$307,591	$89,032	$5,545	$515,203

CHANGES IN UNITS OUTSTANDING:
Units issued	72	182,458	299	975	107	-	9,680
Units redeemed	(206)	(103,556)	(3,564)	(1,492)	(57)	(248)	(8,446)

Net increase (decrease)	(133)	78,902	(3,265)	(517)	50	(248)	1,234

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Core Equity Fund	Invesco V.I. Global Real Estate Fund	Invesco V.I. Health Care Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Janus Henderson VIT Balanced Portfolio	Janus Henderson VIT Enterprise Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$163	$31,232	$-	$46,963	$-	$35,594	$1,029
Net realized gain (loss) on investments	3,233	8,378	5,288	282,836	49,264	167,360	71,798
Change in net unrealized appreciation (depreciation) on investments	(7,582)	(345,182)	(11,581)	(908,296)	(57,192)	(716,342)	(181,882)

Net increase (decrease) in net assets resulting from operations	(4,186)	(305,572)	(6,293)	(578,497)	(7,928)	(513,388)	(109,055)

POLICY TRANSACTIONS:
Proceeds from units sold	-	12	-	12	-	228,544	5,449
Policy maintenance charges	(240)	(11,351)	(521)	(31,647)	(464)	(40,204)	(11,674)
Transfers for Policy benefits and terminations	-	(122,277)	-	-	-	(36,438)	-
Net transfers (to) from the Company and/or Subaccounts	(5,632)	77,397	(1,083)	(53,863)	(506,154)	66,463	(7,510)

Increase (decrease) in net assets resulting from Policy transactions	(5,872)	(56,219)	(1,604)	(85,498)	(506,618)	218,365	(13,735)

Total increase (decrease) in net assets	(10,058)	(361,791)	(7,897)	(663,995)	(514,546)	(295,023)	(122,790)

NET ASSETS:
Beginning of period	26,365	1,363,976	46,528	3,201,102	514,547	3,081,773	725,242

End of period	$16,307	$1,002,184	$38,630	$2,537,106	$1	$2,786,750	$602,453

CHANGES IN UNITS OUTSTANDING:
Units issued	51	3,376	-	12,273	-	18,738	7,454
Units redeemed	(197)	(3,952)	(38)	(16,310)	(13,540)	(13,782)	(7,843)

Net increase (decrease)	(146)	(577)	(38)	(4,037)	(13,540)	4,956	(389)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Janus Henderson VIT Flexible Bond Portfolio	Janus Henderson VIT Forty Portfolio	Janus Henderson VIT Global Research Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio	Janus Henderson VIT Overseas Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	JP Morgan Insurance Trust U.S. Equity Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$62,927	$2,761	$1,372	$-	$1,249	$-	$-
Net realized gain (loss) on investments	(66,988)	220,897	19,678	399,015	225	1	1
Change in net unrealized appreciation (depreciation) on investments	(395,699)	(859,044)	(51,451)	(1,459,314)	(8,301)	(4)	(4)

Net increase (decrease) in net assets resulting from operations	(399,760)	(635,386)	(30,401)	(1,060,299)	(6,827)	(3)	(3)

POLICY TRANSACTIONS:
Proceeds from units sold	12	100,169	-	284,772	-	12	12
Policy maintenance charges	(44,506)	(18,962)	(1,789)	(27,603)	(1,220)	(1)	(2)
Transfers for Policy benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(62,040)	(6,448)	(14,888)	(487,489)	-	11	-

Increase (decrease) in net assets resulting from Policy transactions	(106,534)	74,759	(16,677)	(230,320)	(1,220)	22	10

Total increase (decrease) in net assets	(506,294)	(560,627)	(47,078)	(1,290,619)	(8,047)	19	7

NET ASSETS:
Beginning of period	2,936,120	1,822,656	171,054	2,989,113	78,929	1	12

End of period	$2,429,826	$1,262,028	$123,976	$1,698,495	$70,883	$20	$20

CHANGES IN UNITS OUTSTANDING:
Units issued	32,970	1,983	238	5,994	-	1	1
Units redeemed	(36,829)	(1,267)	(966)	(8,701)	(33)	-	-

Net increase (decrease)	(3,858)	716	(728)	(2,707)	(33)	1	1

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Lord Abbett Series Developing Growth Portfolio	Lord Abbett Series Total Return Portfolio	MFS VIT Growth Series	MFS VIT II International Growth Portfolio	MFS VIT III Blended Research Small Cap Equity Portfolio	MFS VIT III Global Real Estate Portfolio	MFS VIT III Mid Cap Value Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$1,913	$-	$12,274	$90	$3,290	$642
Net realized gain (loss) on investments	(8,940)	(13,789)	13	42,379	2,726	9,504	3,060
Change in net unrealized appreciation (depreciation) on investments	(77,240)	(1,933)	(6,573)	(409,274)	(5,387)	(77,982)	(9,787)

Net increase (decrease) in net assets resulting from operations	(86,180)	(13,809)	(6,560)	(354,621)	(2,571)	(65,188)	(6,085)

POLICY TRANSACTIONS:
Proceeds from units sold	-	1,850	12	299,469	12	60,409	2,274
Policy maintenance charges	(2,433)	(1,416)	(769)	(34,418)	(606)	(3,567)	(1,505)
Transfers for Policy benefits and terminations	-	-	-	(184,473)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(27,494)	46,883	(5,816)	(22,388)	(2,215)	4,611	12,454

Increase (decrease) in net assets resulting from Policy transactions	(29,927)	47,317	(6,573)	58,190	(2,809)	61,453	13,223

Total increase (decrease) in net assets	(116,107)	33,508	(13,133)	(296,431)	(5,380)	(3,735)	7,138

NET ASSETS:
Beginning of period	241,797	20,443	21,087	2,305,339	14,073	232,026	53,819

End of period	$125,691	$53,950	$7,954	$2,008,907	$8,692	$228,291	$60,957

CHANGES IN UNITS OUTSTANDING:
Units issued	-	32,476	1	56,904	1	5,730	3,225
Units redeemed	(1,766)	(28,872)	(434)	(52,738)	(195)	(1,159)	(2,475)

Net increase (decrease)	(1,766)	3,604	(434)	4,166	(194)	4,571	750

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	MFS VIT Mid Cap Growth Series	MFS VIT Research Series	MFS VIT Total Return Bond Series	MFS VIT Value Series	Neuberger Berman AMT Mid Cap Growth Portfolio	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$312	$80,740	$18,231	$-	$-	$305
Net realized gain (loss) on investments	(168,039)	6,420	27,938	129,031	3,435	15,025	9,032
Change in net unrealized appreciation (depreciation) on investments	(98,719)	(20,117)	(560,981)	(264,290)	(7,807)	(22,777)	(24,185)

Net increase (decrease) in net assets resulting from operations	(266,758)	(13,385)	(452,303)	(117,028)	(4,372)	(7,752)	(14,848)

POLICY TRANSACTIONS:
Proceeds from units sold	216,857	12	513	79,222	-	-	12
Policy maintenance charges	(10,275)	(3,131)	(65,015)	(17,805)	(159)	(297)	(1,604)
Transfers for Policy benefits and terminations	-	-	-	-	-	(70,158)	-
Net transfers (to) from the Company and/or Subaccounts	(428,950)	(23,830)	(157)	(263,947)	(2,248)	-	4,179

Increase (decrease) in net assets resulting from Policy transactions	(222,368)	(26,949)	(64,659)	(202,530)	(2,407)	(70,455)	2,587

Total increase (decrease) in net assets	(489,126)	(40,334)	(516,962)	(319,558)	(6,779)	(78,207)	(12,261)

NET ASSETS:
Beginning of period	954,065	75,992	3,265,583	1,547,909	17,663	78,208	88,051

End of period	$464,939	$35,658	$2,748,621	$1,228,352	$10,885	$1	$75,790

CHANGES IN UNITS OUTSTANDING:
Units issued	14,801	1	589	24,610	58	-	263
Units redeemed	(26,772)	(1,360)	(6,577)	(36,857)	(109)	(2,343)	(180)

Net increase (decrease)	(11,971)	(1,359)	(5,988)	(12,246)	(50)	(2,343)	84

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Global Bond Opportunities Portfolio (Unhedged)	Pimco VIT High Yield Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Total Return Portfolio	Pioneer Real Estate Shares VCT Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$12,787	$26,979	$49,851	$84,657	$70,026	$196,243	$4,661
Net realized gain (loss) on investments	35	(56,400)	(1,473)	(313,946)	7,833	(89,675)	(39,314)
Change in net unrealized appreciation (depreciation) on investments	(8,101)	(195,295)	(159,713)	(194,923)	(211,532)	(1,302,357)	(71,276)

Net increase (decrease) in net assets resulting from operations	4,721	(224,716)	(111,335)	(424,212)	(133,673)	(1,195,789)	(105,929)

POLICY TRANSACTIONS:
Proceeds from units sold	15,320	318,687	177,999	91,062	92,009	656,098	36,442
Policy maintenance charges	(984)	(34,837)	(16,126)	(101,614)	(15,567)	(139,761)	(5,561)
Transfers for Policy benefits and terminations	-	(451,680)	(74,710)	(75,993)	(74,753)	(496,453)	-
Net transfers (to) from the Company and/or Subaccounts	2,328	(379)	(110,864)	(3,633,707)	(194,853)	(36,501)	(90,375)

Increase (decrease) in net assets resulting from Policy transactions	16,664	(168,209)	(23,701)	(3,720,252)	(193,164)	(16,617)	(59,494)

Total increase (decrease) in net assets	21,385	(392,925)	(135,036)	(4,144,464)	(326,837)	(1,212,406)	(165,423)

NET ASSETS:
Beginning of period	51,319	2,136,250	1,113,550	8,567,545	1,224,473	8,346,784	304,785

End of period	$72,703	$1,743,324	$978,514	$4,423,081	$897,635	$7,134,378	$139,363

CHANGES IN UNITS OUTSTANDING:
Units issued	1,202	29,625	6,699	155,477	8,190	39,245	2,500
Units redeemed	(62)	(45,375)	(7,475)	(396,070)	(17,503)	(40,213)	(8,698)

Net increase (decrease)	1,140	(15,749)	(776)	(240,593)	(9,313)	(968)	(6,198)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT Equity Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT High Yield Fund	Putnam VT Income Fund	Putnam VT International Value Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$23,646	$214	$3,387	$-	$6,104	$3,645	$14,817
Net realized gain (loss) on investments	162,139	754	49,678	(88,857)	(5,659)	(145)	(12,360)
Change in net unrealized appreciation (depreciation) on investments	(215,166)	(3,487)	(91,771)	(140,252)	(15,203)	(13,488)	(57,737)

Net increase (decrease) in net assets resulting from operations	(29,381)	(2,519)	(38,706)	(229,109)	(14,758)	(9,988)	(55,280)

POLICY TRANSACTIONS:
Proceeds from units sold	109,445	12	12	6,678	5,391	5,656	15,847
Policy maintenance charges	(19,540)	(633)	(4,578)	(7,564)	(1,058)	(696)	(8,282)
Transfers for Policy benefits and terminations	(45,821)	-	-	-	(27,622)	-	-
Net transfers (to) from the Company and/or Subaccounts	443,461	(5,565)	(12,982)	(545,582)	(3,081)	4,544	292,656

Increase (decrease) in net assets resulting from Policy transactions	487,545	(6,186)	(17,548)	(546,468)	(26,370)	9,504	300,221

Total increase (decrease) in net assets	458,164	(8,705)	(56,254)	(775,577)	(41,128)	(484)	244,941

NET ASSETS:
Beginning of period	1,099,915	15,185	198,282	1,015,760	134,401	66,042	595,131

End of period	$1,558,078	$6,479	$142,027	$240,183	$93,273	$65,557	$840,073

CHANGES IN UNITS OUTSTANDING:
Units issued	21,127	1	891	11,871	568	921	44,420
Units redeemed	(12,461)	(447)	(2,403)	(32,227)	(1,586)	(87)	(24,372)

Net increase (decrease)	8,666	(446)	(1,513)	(20,356)	(1,019)	835	20,048

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT Research Fund	Putnam VT Small Cap Value Fund	Putnam VT Sustainable Future Fund	Royce Capital Fund - Small-Cap Portfolio	T. Rowe Price Blue Chip Growth Portfolio Class II	Van Eck VIP Emerging Markets Fund	Van Eck VIP Global Hard Assets Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$5,209	$18	$-	$52	$-	$118	$21,512
Net realized gain (loss) on investments	47,557	864	47,198	1,145	(865,288)	7,968	138,266
Change in net unrealized appreciation (depreciation) on investments	(172,157)	(1,536)	(146,500)	(8,411)	(603,140)	(21,438)	(22,434)

Net increase (decrease) in net assets resulting from operations	(119,391)	(654)	(99,302)	(7,214)	(1,468,428)	(13,352)	137,344

POLICY TRANSACTIONS:
Proceeds from units sold	12	12	23,679	-	247,514	-	124,566
Policy maintenance charges	(16,715)	(84)	(1,879)	(1,607)	(42,190)	(766)	(16,453)
Transfers for Policy benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	105,066	1,977	(5,551)	-	(480,369)	-	(286,512)

Increase (decrease) in net assets resulting from Policy transactions	88,363	1,905	16,249	(1,607)	(275,045)	(766)	(178,399)

Total increase (decrease) in net assets	(31,028)	1,251	(83,053)	(8,821)	(1,743,473)	(14,118)	(41,055)

NET ASSETS:
Beginning of period	657,592	4,741	285,328	76,242	3,775,881	54,822	1,381,113

End of period	$626,564	$5,993	$202,276	$67,421	$2,032,409	$40,703	$1,340,057

CHANGES IN UNITS OUTSTANDING:
Units issued	6,203	195	1,195	-	92,747	-	2,211
Units redeemed	(2,245)	(83)	(911)	(71)	(108,472)	(18)	(4,487)

Net increase (decrease)	3,958	113	284	(71)	(15,725)	(18)	(2,276)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Vanguard VIF Global Bond Index	Vanguard VIF Total Bond Market Index	Victory RS Small Cap Growth Equity VIP

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$18,357	$33,452	$-
Net realized gain (loss) on investments	(1,615)	3,160	(5,876)
Change in net unrealized appreciation (depreciation) on investments	(123,160)	(252,196)	1,661

Net increase (decrease) in net assets resulting from operations	(106,418)	(215,584)	(4,215)

POLICY TRANSACTIONS:
Proceeds from units sold	136,575	136,575	12
Policy maintenance charges	(14,606)	(24,278)	(380)
Transfers for Policy benefits and terminations	(110,787)	(110,715)	-
Net transfers (to) from the Company and/or Subaccounts	5,765	1,037,161	(7,719)

Increase (decrease) in net assets resulting from Policy transactions	16,947	1,038,743	(8,087)

Total increase (decrease) in net assets	(89,471)	823,159	(12,302)

NET ASSETS:
Beginning of period	818,939	820,197	12,320

End of period	$729,468	$1,643,356	$17

CHANGES IN UNITS OUTSTANDING:
Units issued	15,597	120,437	1
Units redeemed	(13,535)	(14,067)	(824)

Net increase (decrease)	2,062	106,370	(823)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Alger Small Cap Growth Portfolio	American Century Investments VP Capital Appreciation Fund	American Century Investments VP Inflation Protection Fund	American Century Investments VP International Fund	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Ultra Fund	American Century Investments VP Value Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$116,899	$110	$20,811	$-	$25,565
Net realized gain (loss) on investments	265,945	62,147	42,961	2,576	235,845	4,949	29,706
Change in net unrealized appreciation (depreciation) on investments	(317,132)	(8,264)	69,599	3,118	113,571	8,197	254,088

Net increase (decrease) in net assets resulting from operations	(51,187)	53,883	229,460	5,804	370,227	13,146	309,360

POLICY TRANSACTIONS:
Proceeds from units sold	-	12	-	-	2,439	12	111,008
Policy maintenance charges	(8,637)	(7,102)	(50,587)	(1,135)	(26,775)	(2,249)	(17,885)
Transfers for Policy benefits and terminations	-	-	(461,747)	-	-	-	(25,852)
Net transfers (to) from the Company and/or Subaccounts	172,464	-	439,919	(1,345)	(297,492)	229,749	(67,034)

Increase (decrease) in net assets resulting from Policy transactions	163,828	(7,090)	(72,415)	(2,480)	(321,828)	227,512	236

Total increase (decrease) in net assets	112,640	46,793	157,045	3,325	48,399	240,658	309,596

NET ASSETS:
Beginning of period	736,855	485,564	3,523,604	67,321	1,640,791	-	1,234,435

End of period	$849,496	$532,357	$3,680,649	$70,645	$1,689,190	$240,658	$1,544,031

CHANGES IN UNITS OUTSTANDING:
Units issued	513	1	35,262	87	46,628	3,284	2,922
Units redeemed	(46)	(260)	(40,232)	(206)	(68,512)	(127)	(2,811)

Net increase (decrease)	468	(259)	(4,970)	(119)	(21,884)	3,157	111

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	American Fund Is Growth and Income Fund	American Funds IS Global Small Capitalization Fund	American Funds IS Growth Fund	American Funds IS International Fund	American Funds IS New World Fund	Blackrock 60/40 Target Allocation ETF VI Fund	Blackrock Global Allocation VI Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$4	$-	$9,517	$65,926	$15,535	$-	$26,378
Net realized gain (loss) on investments	13	52,136	1,209,882	41,078	493,210	-	416,200
Change in net unrealized appreciation (depreciation) on investments	58	(47,816)	(268,677)	(161,358)	(380,396)	-	(293,183)

Net increase (decrease) in net assets resulting from operations	75	4,320	950,722	(54,354)	128,349	-	149,395

POLICY TRANSACTIONS:
Proceeds from units sold	12	12	22,405	1,370,554	76,929	12	2,451,110
Policy maintenance charges	(41)	(1,629)	(55,382)	(27,087)	(23,835)	-	(31,733)
Transfers for Policy benefits and terminations	-	-	(480,559)	(1,665)	(501,495)	-	(1)
Net transfers (to) from the Company and/or Subaccounts	-	(138,943)	(690,673)	174,300	(107,713)	-	255,885

Increase (decrease) in net assets resulting from Policy transactions	(30)	(140,560)	(1,204,209)	1,516,103	(556,113)	12	2,675,261

Total increase (decrease) in net assets	45	(136,240)	(253,487)	1,461,749	(427,765)	12	2,824,655

NET ASSETS:
Beginning of period	329	200,720	4,621,742	1,131,609	2,149,769	-	158,069

End of period	$374	$64,480	$4,368,255	$2,593,358	$1,722,004	$12	$2,982,724

CHANGES IN UNITS OUTSTANDING:
Units issued	1	2,352	6,915	97,972	23,959	2	177,001
Units redeemed	(3)	(8,089)	(28,327)	(12,522)	(40,196)	(1)	(7,681)

Net increase (decrease)	(2)	(5,737)	(21,412)	85,450	(16,237)	1	169,320

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Blackrock High Yield VI Fund	BNY Mellon Stock Index Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Small Cap Value Fund	Davis Financial Portfolio	Davis Value Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$23,262	$385,490	$31	$-	$1,918	$3,775	$974
Net realized gain (loss) on investments	1,629	5,759,383	35,229	170,175	12,333	29,933	26,908
Change in net unrealized appreciation (depreciation) on investments	2,704	2,390,704	1,163	(129,498)	52,535	(16,542)	(3,033)

Net increase (decrease) in net assets resulting from operations	27,595	8,535,577	36,424	40,677	66,787	17,165	24,848

POLICY TRANSACTIONS:
Proceeds from units sold	490,307	6,279,956	12	55,984	-	68,720	-
Policy maintenance charges	(5,693)	(420,754)	(2,403)	(7,356)	(3,753)	(1,506)	(2,139)
Transfers for Policy benefits and terminations	-	(1,920,858)	(21,865)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	13,462	(6,365,328)	(44,527)	(85,940)	(14,677)	154,164	-

Increase (decrease) in net assets resulting from Policy transactions	498,076	(2,426,984)	(68,784)	(37,312)	(18,430)	221,377	(2,139)

Total increase (decrease) in net assets	525,670	6,108,594	(32,360)	3,365	48,358	238,543	22,709

NET ASSETS:
Beginning of period	29,689	25,247,715	155,460	488,722	232,379	36,920	139,287

End of period	$555,360	$31,356,308	$123,100	$492,087	$280,737	$275,463	$161,996

CHANGES IN UNITS OUTSTANDING:
Units issued	44,983	232,114	496	14,007	407	8,630	-
Units redeemed	(780)	(254,835)	(4,053)	(15,961)	(829)	(1,906)	(57)

Net increase (decrease)	44,203	(22,721)	(3,557)	(1,954)	(422)	6,724	(57)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Delaware VIP International Series	Delaware VIP Small Cap Value Series	DWS Core Equity VIP	DWS Croci® U.S. VIP	DWS High Income VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Value VIP

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,794	$2,977	$-	$-	$5,212	$91,273	$18,278
Net realized gain (loss) on investments	5,904	66,423	-	(11,209)	5,752	870,801	13,569
Change in net unrealized appreciation (depreciation) on investments	5,242	70,773	-	11,098	(4,932)	357,012	354,839

Net increase (decrease) in net assets resulting from operations	12,941	140,173	-	(111)	6,031	1,319,086	386,686

POLICY TRANSACTIONS:
Proceeds from units sold	25,999	126,509	12	-	3,261	1,089,439	9,416
Policy maintenance charges	(2,845)	(6,904)	-	(145)	(2,983)	(135,345)	(15,576)
Transfers for Policy benefits and terminations	-	-	-	-	(58,958)	(310,906)	-
Net transfers (to) from the Company and/or Subaccounts	(27,709)	71,026	-	(142,375)	117,427	(230,180)	(138,468)

Increase (decrease) in net assets resulting from Policy transactions	(4,555)	190,632	12	(142,520)	58,747	413,008	(144,628)

Total increase (decrease) in net assets	8,385	330,805	12	(142,631)	64,778	1,732,094	242,058

NET ASSETS:
Beginning of period	183,092	369,034	-	142,631	167,841	8,593,718	1,321,624

End of period	$191,478	$699,839	$12	$-	$232,619	$10,325,813	$1,563,682

CHANGES IN UNITS OUTSTANDING:
Units issued	3,398	24,799	1	-	11,498	52,300	1,038
Units redeemed	(3,783)	(14,475)	-	(8,459)	(8,962)	(39,237)	(5,643)

Net increase (decrease)	(385)	10,323	1	(8,459)	2,536	13,062	(4,605)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Eaton Vance VT Floating-Rate Income Fund	Federated Hermes High Income Bond Fund II	Federated Hermes Kaufmann Fund II	Fidelity VIP Contrafund Portfolio	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP Growth Portfolio	Fidelity VIP Index 500 Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$36,899	$1,405	$-	$418	$37,049	$-	$-
Net realized gain (loss) on investments	419	(123)	49,108	462,978	207,067	12,394	361
Change in net unrealized appreciation (depreciation) on investments	332	83	(36,791)	(63,154)	(374,177)	(1,749)	223,541

Net increase (decrease) in net assets resulting from operations	37,650	1,364	12,318	400,241	(130,061)	10,646	223,902

POLICY TRANSACTIONS:
Proceeds from units sold	1,233,269	12	-	2,820	1,716,029	-	-
Policy maintenance charges	(14,228)	(928)	(3,685)	(21,562)	(19,782)	(1,531)	(8,749)
Transfers for Policy benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	74,180	157,379	(69,776)	(564,125)	300,117	(4,719)	5,773,260

Increase (decrease) in net assets resulting from Policy transactions	1,293,221	156,463	(73,462)	(582,866)	1,996,364	(6,249)	5,764,511

Total increase (decrease) in net assets	1,330,871	157,828	(61,144)	(182,625)	1,866,303	4,396	5,988,413

NET ASSETS:
Beginning of period	74,129	-	261,955	1,948,753	103,846	48,362	-

End of period	$1,405,000	$157,828	$200,811	$1,766,128	$1,970,149	$52,758	$5,988,413

CHANGES IN UNITS OUTSTANDING:
Units issued	112,633	4,297	962	3,620	138,365	-	522,960
Units redeemed	(4,818)	(86)	(2,400)	(13,680)	(2,480)	(122)	(760)

Net increase (decrease)	107,816	4,211	(1,438)	(10,059)	135,885	(122)	522,200

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Portfolio	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Great-West Aggressive Profile Fund	Great-West Ariel Mid Cap Value Fund	Great-West Bond Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$5,028	$1,365	$425	$133	$36,163	$8,376	$36,680
Net realized gain (loss) on investments	17,484	113,849	13,131	26	114,462	66,618	87,849
Change in net unrealized appreciation (depreciation) on investments	(25,902)	(36,465)	9,315	267	(44,529)	19,106	(226,024)

Net increase (decrease) in net assets resulting from operations	(3,389)	78,750	22,872	426	106,095	94,101	(101,495)

POLICY TRANSACTIONS:
Proceeds from units sold	-	32,489	-	-	15,980	12	812,956
Policy maintenance charges	(4,646)	(3,773)	(1,172)	(389)	(10,620)	(5,185)	(56,498)
Transfers for Policy benefits and terminations	-	-	-	-	-	-	(95,894)
Net transfers (to) from the Company and/or Subaccounts	(103,761)	(220,678)	369	-	(55,875)	(214,830)	(637,951)

Increase (decrease) in net assets resulting from Policy transactions	(108,407)	(191,962)	(803)	(389)	(50,515)	(220,003)	22,613

Total increase (decrease) in net assets	(111,796)	(113,212)	22,069	37	55,580	(125,902)	(78,882)

NET ASSETS:
Beginning of period	393,994	519,142	75,557	8,914	617,757	344,899	3,871,774

End of period	$282,198	$405,930	$97,626	$8,951	$673,336	$218,996	$3,792,892

CHANGES IN UNITS OUTSTANDING:
Units issued	970	601	84	-	25,513	558	79,164
Units redeemed	(5,216)	(3,463)	(136)	(32)	(29,314)	(3,380)	(78,320)

Net increase (decrease)	(4,246)	(2,863)	(51)	(32)	(3,801)	(2,822)	844

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Great-West Conservative Profile Fund	Great-West Core Bond Fund	Great-West Emerging Markets Equity Fund	Great-West Global Bond Fund	Great-West Government Money Market Fund	Great-West Inflation- Protected Securities Fund	Great-West International Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$20,768	$21,442	$2,198	$1,364	$2,261	$21,120	$108,705
Net realized gain (loss) on investments	47,874	52,564	7,328	(4,439)	-	4,987	199,380
Change in net unrealized appreciation (depreciation) on investments	(9,185)	(116,850)	(15,577)	(101,593)	-	13,409	162,943

Net increase (decrease) in net assets resulting from operations	59,457	(42,845)	(6,051)	(104,667)	2,261	39,516	471,027

POLICY TRANSACTIONS:
Proceeds from units sold	397	35,230	73,221	19,731	5,534,087	177,005	1,260,481
Policy maintenance charges	(29,700)	(35,145)	(1,875)	(19,319)	(381,521)	(7,394)	(61,086)
Transfers for Policy benefits and terminations	-	-	-	(875,501)	(4,202,725)	-	(5,748)
Net transfers (to) from the Company and/or Subaccounts	(338,733)	11,288	2,487	669,228	(3,905,537)	159	173,286

Increase (decrease) in net assets resulting from Policy transactions	(368,037)	11,373	73,833	(205,861)	(2,955,696)	169,770	1,366,933

Total increase (decrease) in net assets	(308,580)	(31,472)	67,782	(310,528)	(2,953,435)	209,287	1,837,960

NET ASSETS:
Beginning of period	1,095,707	2,775,936	96,317	1,696,170	23,576,727	660,044	3,266,900

End of period	$787,127	$2,744,464	$164,099	$1,385,642	$20,623,293	$869,330	$5,104,860

CHANGES IN UNITS OUTSTANDING:
Units issued	1,952	5,468	8,169	61,456	846,923	15,528	106,380
Units redeemed	(31,135)	(4,774)	(1,884)	(75,252)	(1,065,566)	(624)	(14,033)

Net increase (decrease)	(29,183)	694	6,286	(13,796)	(218,643)	14,904	92,346

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Great-West International Value Fund	Great-West Large Cap Growth Fund	Great-West Large Cap Value Fund Investor II Class Fund	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund	Great-West Lifetime 2030 Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$120,235	$2,503	$30,462	$24,312	$16,128	$118,987	$73,453
Net realized gain (loss) on investments	304,947	68,602	206,338	142,049	42,623	437,341	439,047
Change in net unrealized appreciation (depreciation) on investments	144,868	(24,790)	367,669	(53,704)	3,098	(56,103)	(216,585)

Net increase (decrease) in net assets resulting from operations	570,050	46,314	604,468	112,657	61,850	500,225	295,915

POLICY TRANSACTIONS:
Proceeds from units sold	34,669	109,988	8,538	138,022	26,374	590,108	923,541
Policy maintenance charges	(65,261)	(4,046)	(28,295)	(14,378)	(13,107)	(54,370)	(35,321)
Transfers for Policy benefits and terminations	(786,891)	(30,781)	(57,970)	-	(30,161)	(208,443)	(192,795)
Net transfers (to) from the Company and/or Subaccounts	2,564,639	40,090	(125,828)	(656,662)	2,014	153,885	(425,707)

Increase (decrease) in net assets resulting from Policy transactions	1,747,156	115,251	(203,555)	(533,018)	(14,881)	481,180	269,718

Total increase (decrease) in net assets	2,317,207	161,565	400,914	(420,361)	46,969	981,405	565,633

NET ASSETS:
Beginning of period	5,286,269	179,522	2,403,427	1,624,754	675,423	4,742,897	2,376,708

End of period	$7,603,476	$341,087	$2,804,341	$1,204,392	$722,392	$5,724,302	$2,942,342

CHANGES IN UNITS OUTSTANDING:
Units issued	162,283	5,248	10,915	12,655	2,846	68,432	175,542
Units redeemed	(61,132)	(3,557)	(27,163)	(48,988)	(3,788)	(38,157)	(158,814)

Net increase (decrease)	101,151	1,691	(16,248)	(36,333)	(942)	30,274	16,728

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund	Great-West Lifetime 2060 Fund	Great-West Mid Cap Value Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$46,249	$46,808	$25,831	$13,909	$8,962	$-	$53,750
Net realized gain (loss) on investments	197,947	240,922	165,160	39,332	57,937	-	56,092
Change in net unrealized appreciation (depreciation) on investments	(1,500)	(71,428)	(18,730)	13,957	(6,962)	-	(57,151)

Net increase (decrease) in net assets resulting from operations	242,697	216,303	172,260	67,199	59,937	-	52,691

POLICY TRANSACTIONS:
Proceeds from units sold	347,530	163,508	106,311	3,983	5,185	12	67,710
Policy maintenance charges	(43,056)	(18,691)	(23,077)	(6,133)	(6,132)	-	(3,112)
Transfers for Policy benefits and terminations	(288,415)	(89,882)	(314,715)	(18,644)	(35,774)	-	(1,673)
Net transfers (to) from the Company and/or Subaccounts	58,663	30,506	(52,610)	25,597	17,199	-	124,112

Increase (decrease) in net assets resulting from Policy transactions	74,722	85,442	(284,091)	4,803	(19,523)	12	187,037

Total increase (decrease) in net assets	317,418	301,745	(111,830)	72,002	40,414	12	239,727

NET ASSETS:
Beginning of period	1,756,915	1,423,547	1,169,931	415,345	394,324	-	105,139

End of period	$2,074,333	$1,725,292	$1,058,100	$487,347	$434,738	$12	$344,866

CHANGES IN UNITS OUTSTANDING:
Units issued	27,823	63,461	11,469	1,963	7,497	2	30,336
Units redeemed	(23,363)	(58,877)	(27,136)	(1,709)	(8,704)	(1)	(18,849)

Net increase (decrease)	4,460	4,583	(15,667)	254	(1,207)	1	11,487

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Great-West Moderate Profile Fund	Great-West Moderately Aggressive Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Multi- Sector Bond Fund	Great-West Real Estate Index Fund	Great-West S&P Mid Cap 400® Index Fund	Great-West S&P Small Cap 600® Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$3,427	$1,315	$55,902	$7,252	$12,435	$155,953	$16,476
Net realized gain (loss) on investments	14,537	3,249	74,090	15,760	167,990	848,858	161,631
Change in net unrealized appreciation (depreciation) on investments	(4,881)	(992)	4,915	(19,759)	539,932	1,079,250	(52,880)

Net increase (decrease) in net assets resulting from operations	13,083	3,572	134,908	3,253	720,357	2,084,061	125,228

POLICY TRANSACTIONS:
Proceeds from units sold	12	2,832	613,454	12	1,267,830	413,183	159,169
Policy maintenance charges	(2,029)	(714)	(33,322)	(5,015)	(19,807)	(130,692)	(9,416)
Transfers for Policy benefits and terminations	(20,395)	-	(19,530)	(49,843)	-	(467,705)	(12,014)
Net transfers (to) from the Company and/or Subaccounts	(236,530)	(57,989)	(2,778)	(70,917)	(370,535)	1,978,926	154,042

Increase (decrease) in net assets resulting from Policy transactions	(258,942)	(55,872)	557,824	(125,764)	877,488	1,793,712	291,781

Total increase (decrease) in net assets	(245,859)	(52,300)	692,731	(122,510)	1,597,844	3,877,773	417,009

NET ASSETS:
Beginning of period	338,360	82,569	1,401,224	403,237	301,374	7,744,324	469,019

End of period	$92,501	$30,269	$2,093,956	$280,727	$1,899,218	$11,622,097	$886,028

CHANGES IN UNITS OUTSTANDING:
Units issued	2,028	262	46,640	1,021	107,402	137,944	31,286
Units redeemed	(21,366)	(4,384)	(5,793)	(3,719)	(32,405)	(63,695)	(18,606)

Net increase (decrease)	(19,338)	(4,122)	40,847	(2,698)	74,997	74,249	12,680

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Great-West Short Duration Bond Fund	Great-West Small Cap Growth Fund	Great-West Small Cap Value Fund	Great-West T. Rowe Price Mid Cap Growth Fund	Great-West U.S. Government Securities Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Core Equity Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$70,758	$-	$39,076	$4,910	$26,231	$1,787	$170
Net realized gain (loss) on investments	72,143	2	76,574	342,930	67,052	150,025	812
Change in net unrealized appreciation (depreciation) on investments	(143,137)	(2)	187,392	18,246	(179,305)	(71,477)	5,460

Net increase (decrease) in net assets resulting from operations	(236)	(0)	303,042	366,086	(86,022)	80,336	6,443

POLICY TRANSACTIONS:
Proceeds from units sold	77,620	12	3,261	60,137	148,006	15,980	-
Policy maintenance charges	(87,087)	-	(12,423)	(32,955)	(48,118)	(8,996)	(431)
Transfers for Policy benefits and terminations	(290,609)	-	-	(89,218)	-	(24,660)	-
Net transfers (to) from the Company and/or Subaccounts	(54,143)	-	(110,778)	(325,880)	(101,750)	177,626	(4,597)

Increase (decrease) in net assets resulting from Policy transactions	(354,219)	12	(119,940)	(387,916)	(1,861)	159,949	(5,028)

Total increase (decrease) in net assets	(354,456)	11	183,102	(21,830)	(87,883)	240,285	1,414

NET ASSETS:
Beginning of period	6,957,530	-	1,031,759	2,881,634	3,947,080	345,905	24,950

End of period	$6,603,074	$11	$1,214,861	$2,859,804	$3,859,197	$586,190	$26,365

CHANGES IN UNITS OUTSTANDING:
Units issued	9,744	1	443	4,621	8,400	30,739	-
Units redeemed	(32,411)	-	(2,703)	(10,281)	(8,526)	(23,016)	(138)

Net increase (decrease)	(22,666)	1	(2,260)	(5,660)	(125)	7,723	(138)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Invesco V.I. Global Real Estate Fund	Invesco V.I. Health Care Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Technology Fund	Janus Henderson VIT Balanced Portfolio	Janus Henderson VIT Enterprise Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$35,328	$206	$40,171	$2,180	$-	$28,501	$3,368
Net realized gain (loss) on investments	27,358	23,625	451,847	(3,298)	44,446	275,837	244,153
Change in net unrealized appreciation (depreciation) on investments	282,870	(12,271)	(276,330)	97,264	(39,148)	218,668	(96,461)

Net increase (decrease) in net assets resulting from operations	345,556	11,559	215,688	96,146	5,298	523,006	151,061

POLICY TRANSACTIONS:
Proceeds from units sold	20,081	-	4,886	-	-	56,510	22,608
Policy maintenance charges	(15,210)	(1,107)	(40,246)	(4,999)	(140)	(46,856)	(16,480)
Transfers for Policy benefits and terminations	(306,890)	-	(883,426)	-	-	-	(323,905)
Net transfers (to) from the Company and/or Subaccounts	(97,774)	(34,638)	(8,487)	28,172	(134,080)	(876,960)	115,966

Increase (decrease) in net assets resulting from Policy transactions	(399,793)	(35,746)	(927,272)	23,173	(134,220)	(867,306)	(201,811)

Total increase (decrease) in net assets	(54,237)	(24,186)	(711,584)	119,320	(128,922)	(344,301)	(50,750)

NET ASSETS:
Beginning of period	1,418,213	70,714	3,912,686	395,227	128,922	3,426,074	775,992

End of period	$1,363,976	$46,528	$3,201,102	$514,547	$-	$3,081,773	$725,242

CHANGES IN UNITS OUTSTANDING:
Units issued	1,256	619	14,178	1,746	213	5,810	38,338
Units redeemed	(9,620)	(1,247)	(54,001)	(1,024)	(2,851)	(24,188)	(46,591)

Net increase (decrease)	(8,365)	(628)	(39,823)	722	(2,638)	(18,378)	(8,253)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Janus Henderson VIT Flexible Bond Portfolio	Janus Henderson VIT Forty Portfolio	Janus Henderson VIT Global Research Portfolio	Janus Henderson VIT Global Technology and Innovation Portfolio	Janus Henderson VIT Overseas Portfolio	Lord Abbett Series Developing Growth Portfolio	Lord Abbett Series Total Return Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$57,799	$-	$1,403	$6,405	$890	$-	$419
Net realized gain (loss) on investments	93,745	856,667	107,179	735,355	268	61,311	111
Change in net unrealized appreciation (depreciation) on investments	(181,832)	(314,104)	(43,034)	(282,798)	8,375	(69,990)	(563)

Net increase (decrease) in net assets resulting from operations	(30,288)	542,563	65,547	458,963	9,533	(8,679)	(33)

POLICY TRANSACTIONS:
Proceeds from units sold	12	49,087	-	270,553	-	-	1,845
Policy maintenance charges	(46,621)	(30,594)	(4,667)	(35,585)	(1,017)	(3,374)	(807)
Transfers for Policy benefits and terminations	(48,421)	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	301,381	(1,501,701)	(208,788)	(52,304)	-	32,081	(1,576)

Increase (decrease) in net assets resulting from Policy transactions	206,350	(1,483,208)	(213,455)	182,664	(1,017)	28,707	(538)

Total increase (decrease) in net assets	176,063	(940,645)	(147,908)	641,627	8,516	20,028	(572)

NET ASSETS:
Beginning of period	2,760,058	2,763,301	318,962	2,347,486	70,414	221,769	21,014

End of period	$2,936,120	$1,822,656	$171,054	$2,989,113	$78,929	$241,797	$20,443

CHANGES IN UNITS OUTSTANDING:
Units issued	33,390	2,800	2,408	11,833	-	1,118	661
Units redeemed	(27,032)	(17,507)	(11,101)	(9,826)	(25)	(103)	(705)

Net increase (decrease)	6,357	(14,706)	(8,693)	2,007	(25)	1,015	(44)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	MFS VIT Growth Series	MFS VIT II International Growth Portfolio	MFS VIT III Blended Research Small Cap Equity Portfolio	MFS VIT III Global Real Estate Portfolio	MFS VIT III Mid Cap Value Portfolio	MFS VIT Mid Cap Growth Series	MFS VIT Research Series

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$8,611	$118	$713	$272	$-	$382
Net realized gain (loss) on investments	2,847	85,324	1,773	9,225	3,441	121,519	4,583
Change in net unrealized appreciation (depreciation) on investments	1,254	40,776	2,139	12,553	4,131	(47,675)	10,484

Net increase (decrease) in net assets resulting from operations	4,101	134,711	4,030	22,491	7,844	73,844	15,449

POLICY TRANSACTIONS:
Proceeds from units sold	12	1,377,625	79	63,736	1,281	310,713	12
Policy maintenance charges	(838)	(21,773)	(586)	(1,474)	(892)	(9,338)	(3,030)
Transfers for Policy benefits and terminations	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	344,458	(5,432)	111,980	39,953	96,630	-

Increase (decrease) in net assets resulting from Policy transactions	(826)	1,700,311	(5,940)	174,242	40,342	398,004	(3,018)

Total increase (decrease) in net assets	3,275	1,835,022	(1,910)	196,732	48,186	471,848	12,431

NET ASSETS:
Beginning of period	17,812	470,317	15,983	35,294	5,633	482,217	63,561

End of period	$21,087	$2,305,339	$14,073	$232,026	$53,819	$954,065	$75,992

CHANGES IN UNITS OUTSTANDING:
Units issued	1	142,619	8	19,355	3,688	17,293	1
Units redeemed	(43)	(11,252)	(385)	(8,778)	(1,011)	(1,287)	(139)

Net increase (decrease)	(42)	131,367	(377)	10,576	2,677	16,006	(138)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	MFS VIT Total Return Bond Series	MFS VIT Value Series	Neuberger Berman AMT Mid Cap Growth Portfolio	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Global Bond Opportunities Portfolio (Unhedged)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$88,852	$12,559	$-	$444	$693	$486	$135,783
Net realized gain (loss) on investments	87,134	42,418	2,304	(896)	42,447	(17)	(23,065)
Change in net unrealized appreciation (depreciation) on investments	(204,619)	168,947	(208)	20,114	(8,102)	620	(221,340)

Net increase (decrease) in net assets resulting from operations	(28,633)	223,924	2,095	19,663	35,038	1,088	(108,622)

POLICY TRANSACTIONS:
Proceeds from units sold	1,107	12	-	420	12	15,311	2,496,943
Policy maintenance charges	(69,025)	(11,601)	(283)	(633)	(2,757)	(284)	(28,148)
Transfers for Policy benefits and terminations	(1,156,554)	-	-	-	-	-	(1)
Net transfers (to) from the Company and/or Subaccounts	170,520	815,105	(445)	(148,988)	(93,946)	35,203	(541,480)

Increase (decrease) in net assets resulting from Policy transactions	(1,053,952)	803,515	(728)	(149,201)	(96,691)	50,230	1,927,314

Total increase (decrease) in net assets	(1,082,585)	1,027,440	1,367	(129,538)	(61,653)	51,319	1,818,692

NET ASSETS:
Beginning of period	4,348,168	520,469	16,296	207,746	149,704	-	317,558

End of period	$3,265,583	$1,547,909	$17,663	$78,208	$88,051	$51,319	$2,136,250

CHANGES IN UNITS OUTSTANDING:
Units issued	16,562	54,261	10	89	565	9,276	214,845
Units redeemed	(103,744)	(9,053)	(26)	(6,010)	(2,224)	(5,532)	(52,183)

Net increase (decrease)	(87,182)	45,208	(16)	(5,922)	(1,659)	3,744	162,662

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Pimco VIT High Yield Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Total Return Portfolio	Pioneer Real Estate Shares VCT Portfolio	Putnam VT Equity Income Fund	Putnam VT Global Asset Allocation Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$40,298	$45,444	$53,012	$144,516	$1,741	$11,690	$135
Net realized gain (loss) on investments	682	921	4,756	344,590	(1,412)	153,634	482
Change in net unrealized appreciation (depreciation) on investments	(5,967)	(126,293)	5,981	(558,067)	42,436	56,102	1,323

Net increase (decrease) in net assets resulting from operations	35,014	(79,929)	63,749	(68,961)	42,765	221,426	1,940

POLICY TRANSACTIONS:
Proceeds from units sold	490,335	490,368	491,539	2,954,448	12,792	125,735	12
Policy maintenance charges	(10,741)	(125,186)	(11,336)	(110,606)	(1,884)	(12,271)	(633)
Transfers for Policy benefits and terminations	-	-	-	(1)	-	(204,657)	-
Net transfers (to) from the Company and/or Subaccounts	285,790	(13,599)	181,516	769,328	175,962	91,177	-

Increase (decrease) in net assets resulting from Policy transactions	765,385	351,584	661,718	3,613,169	186,870	(16)	(621)

Total increase (decrease) in net assets	800,399	271,656	725,467	3,544,207	229,635	221,411	1,319

NET ASSETS:
Beginning of period	313,151	8,295,890	499,006	4,802,577	75,150	878,504	13,866

End of period	$1,113,550	$8,567,545	$1,224,473	$8,346,784	$304,785	$1,099,915	$15,185

CHANGES IN UNITS OUTSTANDING:
Units issued	27,400	42,692	33,837	168,760	12,268	12,223	1
Units redeemed	(619)	(21,048)	(2,232)	(10,053)	(338)	(12,588)	(41)

Net increase (decrease)	26,781	21,643	31,605	158,707	11,929	(365)	(39)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT High Yield Fund	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Research Fund	Putnam VT Small Cap Value Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,009	$-	$34,889	$106	$4,328	$745	$39
Net realized gain (loss) on investments	5,057	312,844	(2,584)	(229)	12,909	22,652	187
Change in net unrealized appreciation (depreciation) on investments	2,254	71,972	(4,744)	(225)	17,500	24,182	1,204

Net increase (decrease) in net assets resulting from operations	8,319	384,815	27,562	(347)	34,737	47,579	1,430

POLICY TRANSACTIONS:
Proceeds from units sold	12	8,735	6,799	12	16,508	12	12
Policy maintenance charges	(2,754)	(22,736)	(5,626)	(61)	(4,618)	(6,584)	(57)
Transfers for Policy benefits and terminations	-	-	(618,458)	(7,729)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	164,256	(1,021,013)	65,217	65,581	301,113	616,585	(193)

Increase (decrease) in net assets resulting from Policy transactions	161,514	(1,035,014)	(552,068)	57,804	313,004	610,013	(238)

Total increase (decrease) in net assets	169,833	(650,199)	(524,506)	57,456	347,741	657,592	1,192

NET ASSETS:
Beginning of period	28,448	1,665,959	658,908	8,585	247,390	-	3,549

End of period	$198,282	$1,015,760	$134,402	$66,042	$595,131	$657,592	$4,741

CHANGES IN UNITS OUTSTANDING:
Units issued	10,686	11,579	2,666	5,761	30,770	30,767	20
Units redeemed	(669)	(42,936)	(22,184)	(942)	(10,412)	(4,256)	(32)

Net increase (decrease)	10,017	(31,357)	(19,517)	4,819	20,358	26,512	(12)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Putnam VT Sustainable Future Fund	Royce Capital Fund - Small-Cap Portfolio	T. Rowe Price Blue Chip Growth Portfolio Class II	Van Eck VIP Emerging Markets Fund	Van Eck VIP Global Hard Assets Fund	Vanguard VIF Global Bond Index	Vanguard VIF Total Bond Market Index

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$885	$-	$682	$4,650	$-	$-
Net realized gain (loss) on investments	30,481	799	942,317	2,583	132,947	(6)	(5)
Change in net unrealized appreciation (depreciation) on investments	(14,102)	18,432	(338,070)	(12,234)	75,815	(4,614)	(3,356)

Net increase (decrease) in net assets resulting from operations	16,379	20,116	604,247	(8,969)	213,413	(4,620)	(3,361)

POLICY TRANSACTIONS:
Proceeds from units sold	36,523	-	91,043	-	96,626	-	-
Policy maintenance charges	(2,298)	(1,559)	(54,369)	(930)	(14,297)	(1,192)	(1,194)
Transfers for Policy benefits and terminations	-	(16,388)	-	-	(222,391)	-	-
Net transfers (to) from the Company and/or Subaccounts	(5,103)	-	884,823	(9,383)	132,621	824,752	824,751

Increase (decrease) in net assets resulting from Policy transactions	29,122	(17,947)	921,497	(10,313)	(7,441)	823,559	823,558

Total increase (decrease) in net assets	45,501	2,169	1,525,744	(19,282)	205,971	818,939	820,197

NET ASSETS:
Beginning of period	239,827	74,073	2,250,138	74,103	1,175,142	-	-

End of period	$285,328	$76,242	$3,775,881	$54,822	$1,381,113	$818,939	$820,197

CHANGES IN UNITS OUTSTANDING:
Units issued	675	-	128,388	-	7,684	81,436	81,400
Units redeemed	(254)	(739)	(89,761)	(191)	(7,941)	(118)	(118)

Net increase (decrease)	421	(739)	38,627	(191)	(257)	81,317	81,281

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

SUBACCOUNTS

Victory RS Small Cap Growth Equity VIP

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-
Net realized gain (loss) on investments	974
Change in net unrealized appreciation (depreciation) on investments	(2,429)

Net increase (decrease) in net assets resulting from operations	(1,456)

POLICY TRANSACTIONS:
Proceeds from units sold	12
Policy maintenance charges	(584)
Transfers for Policy benefits and terminations	-
Net transfers (to) from the Company and/or Subaccounts	-

Increase (decrease) in net assets resulting from Policy transactions	(572)

Total increase (decrease) in net assets	(2,028)

NET ASSETS:
Beginning of period	14,348

End of period	$12,320

CHANGES IN UNITS OUTSTANDING:
Units issued	1
Units redeemed	(37)

Net increase (decrease)	(36)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The COLI VUL-2 Series Account (the Separate Account), a variable life separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance was established on December 30, 1998. It is a funding vehicle for variable life insurance policies. The Separate Account consists of numerous investment divisions (Subaccounts), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Subaccounts of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the reserves and other policy liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Policies are allocated to the subaccounts in accordance with policy owner instructions and are recorded as variable annuity policy transactions in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay policy values under the Policies. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The preparation of financial statements and financial highlights of each of the Subaccounts in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946).

The following is a list of the variable life insurance products funded by the Separate Account:
Executive Benefit VUL II

For the years or periods ended December 31, 2022 and 2021, the Separate Account was invested in up to 130 Subaccounts, as follows:

Alger Small Cap Growth Portfolio	American Funds IS Growth Fund
American Century Investments VP Capital Appreciation Fund	American Funds IS International Fund
American Century Investments VP Inflation Protection Fund	American Funds IS New World Fund
American Century Investments VP International Fund	Blackrock 60/40 Target Allocation ETF VI Fund(b)
American Century Investments VP Mid Cap Value Fund	Blackrock Global Allocation VI Fund
American Century Investments VP Ultra Fund(b)	Blackrock High Yield VI Fund
American Century Investments VP Value Fund	BNY Mellon Stock Index Portfolio
American Fund Is Growth and Income Fund	Clearbridge Variable Mid Cap Portfolio
American Funds IS Global Small Capitalization Fund	Clearbridge Variable Small Cap Growth Portfolio

Columbia Variable Portfolio - Small Cap Value Fund	Empower Real Estate Index Fund(a)
Davis Financial Portfolio	Empower S&P Mid Cap 400® Index Fund(a)
Davis Value Portfolio	Empower S&P Small Cap 600® Index Fund(a)
Delaware VIP International Series	Empower Short Duration Bond Fund(a)
Delaware VIP Small Cap Value Series	Empower Small Cap Growth Fund(a)(b)
DFA VIT Inflation-Protected Securities(b)	Empower Small Cap Value Fund(a)
DWS Core Equity VIP(b)	Empower T. Rowe Price Mid Cap Growth Fund(a)
DWS Croci® U.S. VIP	Empower U.S. Government Securities Fund(a)
DWS High Income VIP	Federated Hermes High Income Bond Fund II(b)
DWS Small Cap Index VIP	Federated Hermes Kaufmann Fund II
DWS Small Mid Cap Value VIP	Fidelity VIP Contrafund Portfolio
Eaton Vance Vt Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio
Empower Aggressive Profile Fund(a)	Fidelity VIP Growth Portfolio
Empower Ariel Mid Cap Value Fund(a)	Fidelity VIP Index 500 Portfolio(b)
Empower Bond Index Fund(a)	Fidelity VIP Investment Grade Bond Portfolio
Empower Conservative Profile Fund(a)	Fidelity VIP Mid Cap Portfolio
Empower Core Bond Fund(a)	Goldman Sachs VIT Mid Cap Value Fund
Empower Emerging Markets Equity Fund(a)	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
Empower Global Bond Fund(a)	Invesco Oppenheimer V.I. Main Street Small Cap Fund
Empower Government Money Market Fund(a)	Invesco V.I. Core Equity Fund
Empower Inflation- Protected Securities Fund(a)	Invesco V.I. Global Real Estate Fund
Empower International Index Fund(a)	Invesco V.I. Health Care Fund
Empower International Value Fund(a)	Invesco V.I. International Growth Fund
Empower Large Cap Growth Fund(a)	Invesco V.I. Mid Cap Core Equity Fund
Empower Large Cap Value Fund Investor II Class Fund(a)	Invesco V.I. Technology Fund(c)
Empower Lifetime 2015 Fund(a)	Janus Henderson VIT Balanced Portfolio
Empower Lifetime 2020 Fund(a)	Janus Henderson VIT Enterprise Portfolio
Empower Lifetime 2025 Fund(a)	Janus Henderson VIT Flexible Bond Portfolio
Empower Lifetime 2030 Fund(a)	Janus Henderson VIT Forty Portfolio
Empower Lifetime 2035 Fund(a)	Janus Henderson VIT Global Research Portfolio
Empower Lifetime 2040 Fund(a)	Janus Henderson VIT Global Technology and Innovation Portfolio
Empower Lifetime 2045 Fund(a)	Janus Henderson VIT Overseas Portfolio
Empower Lifetime 2050 Fund(a)	JP Morgan Insurance Trust Small Cap Core Portfolio
Empower Lifetime 2055 Fund(a)	JP Morgan Insurance Trust Us Equity Portfolio
Empower Lifetime 2060 Fund(a)(b)	Lord Abbett Series Developing Growth Portfolio
Empower Mid Cap Value Fund(a)	Lord Abbett Series Total Return Portfolio
Empower Moderate Profile Fund(a)	MFS VIT Growth Series
Empower Moderately Aggressive Profile Fund(a)	MFS VIT II International Growth Portfolio
Empower Moderately Conservative Profile Fund(a)	MFS VIT III Blended Research Small Cap Equity Portfolio
Empower Multi- Sector Bond Fund(a)	MFS VIT III Global Real Estate Portfolio

MFS VIT III Mid Cap Value Portfolio	Putnam VT Global Asset Allocation Fund
MFS VIT Mid Cap Growth Series	Putnam VT Global Equity Fund
MFS VIT Research Series	Putnam VT Growth Opportunities Fund
MFS VIT Total Return Bond Series	Putnam VT High Yield Fund
MFS VIT Value Series	Putnam VT Income Fund
Neuberger Berman AMT Mid Cap Growth Portfolio	Putnam VT International Value Fund
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	Putnam VT Research Fund(b)
Neuberger Berman AMT Sustainable Equity Portfolio	Putnam VT Small Cap Value Fund
Pimco VIT Commodity Real Return Strategy Portfolio(b)	Putnam VT Sustainable Future Fund
Pimco VIT Global Bond Opportunities Portfolio (Unhedged)	Royce Capital Fund - Small-Cap Portfolio
Pimco VIT High Yield Portfolio	T. Rowe Price Blue Chip Growth Portfolio Class II
Pimco VIT Low Duration Portfolio	Van Eck VIP Emerging Markets Fund
Pimco VIT Real Return Portfolio	Van Eck VIP Global Hard Assets Fund
Pimco VIT Total Return Portfolio	Vanguard VIF Global Bond Index(b)
Pioneer Real Estate Shares VCT Portfolio	Vanguard VIF Total Bond Market Index(b)
Putnam VT Equity Income Fund	Victory RS Small Cap Growth Equity VIP

(a)(b)(c)See Subaccount Changes table below

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

Subaccount Changes:
(a) During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Aggressive Profile Fund	Empower Aggressive Profile Fund	August 1, 2022
Great-West Ariel Mid Cap Value Fund	Empower Ariel Mid Cap Value Fund	August 1, 2022
Great-West Bond Index Fund	Empower Bond Index Fund	August 1, 2022
Great-West Conservative Profile Fund	Empower Conservative Profile Fund	August 1, 2022
Great-West Core Bond Fund	Empower Core Bond Fund	August 1, 2022
Great-West Emerging Markets Equity Fund	Empower Emerging Markets Equity Fund	August 1, 2022
Great-West Global Bond Fund	Empower Global Bond Fund	August 1, 2022
Great-West Government Money Market Fund	Empower Government Money Market Fund	August 1, 2022
Great-West Inflation- Protected Securities Fund	Empower Inflation- Protected Securities Fund	August 1, 2022
Great-West International Index Fund	Empower International Index Fund	August 1, 2022
Great-West International Value Fund	Empower International Value Fund	August 1, 2022
Great-West Large Cap Growth Fund	Empower Large Cap Growth Fund	August 1, 2022
Great-West Large Cap Value Fund Investor II Class Fund	Empower Large Cap Value Fund Investor II Class Fund	August 1, 2022
Great-West Lifetime 2015 Fund	Empower Lifetime 2015 Fund	August 1, 2022
Great-West Lifetime 2020 Fund	Empower Lifetime 2020 Fund	August 1, 2022
Great-West Lifetime 2025 Fund	Empower Lifetime 2025 Fund	August 1, 2022
Great-West Lifetime 2030 Fund	Empower Lifetime 2030 Fund	August 1, 2022
Great-West Lifetime 2035 Fund	Empower Lifetime 2035 Fund	August 1, 2022
Great-West Lifetime 2040 Fund	Empower Lifetime 2040 Fund	August 1, 2022
Great-West Lifetime 2045 Fund	Empower Lifetime 2045 Fund	August 1, 2022
Great-West Lifetime 2050 Fund	Empower Lifetime 2050 Fund	August 1, 2022

Previous Name	New Name	Date of Change
Great-West Lifetime 2055 Fund	Empower Lifetime 2055 Fund	August 1, 2022
Great-West Lifetime 2060 Fund	Empower Lifetime 2060 Fund	August 1, 2022
Great-West Mid Cap Value Fund	Empower Mid Cap Value Fund	August 1, 2022
Great-West Moderate Profile Fund	Empower Moderate Profile Fund	August 1, 2022
Great-West Moderately Aggressive Profile Fund	Empower Moderately Aggressive Profile Fund	August 1, 2022
Great-West Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund	August 1, 2022
Great-West Multi- Sector Bond Fund	Empower Multi- Sector Bond Fund	August 1, 2022
Great-West Real Estate Index Fund	Empower Real Estate Index Fund	August 1, 2022
Great-West S&P Mid Cap 400® Index Fund	Empower S&P Mid Cap 400® Index Fund	August 1, 2022
Great-West S&P Small Cap 600® Index Fund	Empower S&P Small Cap 600® Index Fund	August 1, 2022
Great-West Short Duration Bond Fund	Empower Short Duration Bond Fund	August 1, 2022
Great-West Small Cap Growth Fund	Empower Small Cap Growth Fund	August 1, 2022
Great-West Small Cap Value Fund	Empower Small Cap Value Fund	August 1, 2022
Great-West T. Rowe Price Mid Cap Growth Fund	Empower T. Rowe Price Mid Cap Growth Fund	August 1, 2022
Great-West U.S. Government Securities Fund	Empower U.S. Government Securities Fund	August 1, 2022

(b) During 2022 or 2021, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
American Century Investments VP Ultra Fund	February 11, 2021
Blackrock 60/40 Target Allocation ETF VI Fund	August 26, 2021
DFA VIT Inflation-Protected Securities	April 21, 2022
DWS Core Equity VIP	August 26, 2021
Empower Lifetime 2060 Fund	August 26, 2021
Empower Small Cap Growth Fund	August 26, 2021
Federated Hermes High Income Bond Fund II	February 11, 2021
Fidelity VIP Index 500 Portfolio	December 6, 2021
JP Morgan Insurance Trust Small Cap Core Portfolio	January 3, 2022
JP Morgan Insurance Trust Us Equity Portfolio	January 3, 2022
Pimco VIT Commodity Real Return Strategy Portfolio	May 28, 2021
Putnam VT Research Fund	February 11, 2021
Vanguard VIF Global Bond Index	December 6, 2021
Vanguard VIF Total Bond Market Index	December 6, 2021

(c) During 2021, the following Subaccount was closed:

Subaccount Name	Date of Closure
Invesco V.I. Technology Fund	March 31, 2021

The following is a summary of the significant accounting policies of the Separate Account.

Security Valuation

Mutual fund investments held by the Subaccounts are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2022, the only investments of each of the Subaccounts of the Separate Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Separate Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Separate Account. To the extent the Separate Account invests more of its assets in one underlying fund than another, the Separate Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Subaccount for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable Dividends and Other

Receivable dividends and other include dividends declared by the fund managers that have not yet been reinvested in accordance with Subaccounts’ designated reinvestment dates.

Federal Income Taxes

The operations of each of the Subaccounts of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Subaccounts of the Separate Account. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Proceeds from Units Sold

Proceeds from Units Sold from policy owners by the Company are credited as accumulation units, and are reported as Policy Transactions on the Statements of Changes in Net Assets of the applicable Subaccounts.

Net Transfers

Net transfers include transfers between Subaccounts of the Separate Account as well as transfers between other investment options of the Company, not included in the Separate Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
Alger Small Cap Growth Portfolio	$184,595	$364,192
American Century Investments VP Capital Appreciation Fund	106,237	6,872
American Century Investments VP Inflation Protection Fund	615,738	52,949
American Century Investments VP International Fund	17,713	24,053
American Century Investments VP Mid Cap Value Fund	873,140	734,135
American Century Investments VP Ultra Fund	40,598	10,943
American Century Investments VP Value Fund	360,489	850,555
American Fund IS Growth and Income Fund	46	36
American Funds IS Global Small Capitalization Fund	36,852	1,590
American Funds IS Growth Fund	1,039,394	754,075
American Funds IS International Fund	538,262	844,265
American Funds IS New World Fund	310,053	109,753
Blackrock 60/40 Target Allocation ETF VI Fund	12	1
Blackrock Global Allocation VI Fund	488,080	462,021
Blackrock High Yield VI Fund	332,631	86,862
BNY Mellon Stock Index Portfolio	7,540,696	6,304,805
Clearbridge Variable Mid Cap Portfolio	36,749	3,831
Clearbridge Variable Small Cap Growth Portfolio	464,604	379,024
Columbia Variable Portfolio - Small Cap Value Fund	286,322	426,977
Davis Financial Portfolio	125,975	32,075
Davis Value Portfolio	32,970	2,364
Delaware VIP International Series	13,923	118,697
Delaware VIP Small Cap Value Series	494,192	535,707
DFA VIT Inflation-Protected Securities	359,903	179,856
DWS Core Equity VIP	13	1
DWS Croci® U.S. VIP	-	-
DWS High Income VIP	35,837	6,447
DWS Small Cap Index VIP	2,301,672	1,394,054
DWS Small Mid Cap Value VIP	104,729	55,943
Eaton Vance Vt Floating-Rate Income Fund	298,366	217,679
Empower Aggressive Profile Fund	633,336	546,878
Empower Ariel Mid Cap Value Fund	52,274	15,780
Empower Bond Index Fund	1,152,824	922,004
Empower Conservative Profile Fund	602,077	131,088
Empower Core Bond Fund	2,396,372	4,666,793
Empower Emerging Markets Equity Fund	70,178	136,106
Empower Global Bond Fund	467,304	200,335
Empower Government Money Market Fund	28,674,257	16,522,827
Empower Inflation- Protected Securities Fund	13	841,551
Empower International Index Fund	795,975	523,687
Empower International Value Fund	677,493	536,539
Empower Large Cap Growth Fund	656,694	427,568
Empower Large Cap Value Fund Investor II Class Fund	281,318	348,098
Empower Lifetime 2015 Fund	826,101	1,246,722

Subaccount	Purchases		Sales
Empower Lifetime 2020 Fund	$76,516		$13,977
Empower Lifetime 2025 Fund	4,217,647		852,194
Empower Lifetime 2030 Fund	938,502		352,314
Empower Lifetime 2035 Fund	718,314		118,368
Empower Lifetime 2040 Fund	506,251		56,172
Empower Lifetime 2045 Fund	346,426		247,604
Empower Lifetime 2050 Fund	144,904		43,516
Empower Lifetime 2055 Fund	333,580		92,684
Empower Lifetime 2060 Fund	13		1
Empower Mid Cap Value Fund	110,580		8,964
Empower Moderate Profile Fund	544,900		424,336
Empower Moderately Aggressive Profile Fund	437,429		333,667
Empower Moderately Conservative Profile Fund	1,141,232		319,549
Empower Multi- Sector Bond Fund	15,564		22,561
Empower Real Estate Index Fund	651,247		366,245
Empower S&P Mid Cap 400® Index Fund	2,008,396		2,585,736
Empower S&P Small Cap 600® Index Fund	656,513		464,169
Empower Short Duration Bond Fund	3,167,213		6,035,233
Empower Small Cap Growth Fund	12		1
Empower Small Cap Value Fund	52,813		85,926
Empower T. Rowe Price Mid Cap Growth Fund	574,462		735,229
Empower U.S. Government Securities Fund	2,365,621		5,247,745
Federated Hermes High Income Bond Fund II	30,413		4,193
Federated Hermes Kaufmann Fund II	47,652		4,399
Fidelity VIP Contrafund Portfolio	254,523		164,774
Fidelity VIP Emerging Markets Portfolio	349,699		290,987
Fidelity VIP Growth Portfolio	5,967		10,222
Fidelity VIP Index 500 Portfolio	2,080,124		1,070,501
Fidelity VIP Investment Grade Bond Portfolio	20,322		87,813
Fidelity VIP Mid Cap Portfolio	97,617		113,159
Goldman Sachs VIT Mid Cap Value Fund	16,568		1,330
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	190		2,769
Invesco Oppenheimer V.I. Main Street Small Cap Fund	233,836		142,575
Invesco V.I. Core Equity Fund	4,549		7,484
Invesco V.I. Global Real Estate Fund	161,684		186,671
Invesco V.I. Health Care Fund	5,335		1,605
Invesco V.I. International Growth Fund	597,739		336,711
Invesco V.I. Mid Cap Core Equity Fund	0	*	506,618
Invesco V.I. Technology Fund	0	*	-
Janus Henderson VIT Balanced Portfolio	935,357		594,147
Janus Henderson VIT Enterprise Portfolio	229,835		159,330
Janus Henderson VIT Flexible Bond Portfolio	1,061,020		1,056,461
Janus Henderson VIT Forty Portfolio	399,291		101,114
Janus Henderson VIT Global Research Portfolio	20,067		21,147
Janus Henderson VIT Global Technology and Innovation Portfolio	872,701		726,078
Janus Henderson VIT Overseas Portfolio	1,249		1,220
JP Morgan Insurance Trust Small Cap Core Portfolio	14		1
JP Morgan Insurance Trust US Equity Portfolio	13		1
Lord Abbett Series Developing Growth Portfolio	-		29,927
Lord Abbett Series Total Return Portfolio	355,185		305,796
MFS VIT Growth Series	1,816		6,585

Subaccount	Purchases		Sales
MFS VIT II International Growth Portfolio	$803,411		$616,491
MFS VIT III Blended Research Small Cap Equity Portfolio	2,770		2,821
MFS VIT III Global Real Estate Portfolio	94,527		15,421
MFS VIT III Mid Cap Value Portfolio	58,086		38,871
MFS VIT Mid Cap Growth Series	347,525		497,307
MFS VIT Research Series	8,463		26,961
MFS VIT Total Return Bond Series	121,043		70,936
MFS VIT Value Series	548,515		655,111
Neuberger Berman AMT Mid Cap Growth Portfolio	4,294		4,543
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	0	*	70,455
Neuberger Berman AMT Sustainable Equity Portfolio	19,036		9,669
Pimco VIT Commodity Real Return Strategy Portfolio	30,435		984
Pimco VIT Global Bond Opportunities Portfolio (Unhedged)	372,373		486,914
Pimco VIT High Yield Portfolio	238,815		212,664
Pimco VIT Low Duration Portfolio	2,495,617		6,131,213
Pimco VIT Real Return Portfolio	240,909		364,047
Pimco VIT Total Return Portfolio	1,028,922		849,297
Pioneer Real Estate Shares VCT Portfolio	58,552		96,399
Putnam VT Equity Income Fund	1,333,841		704,326
Putnam VT Global Asset Allocation Fund	1,444		6,198
Putnam VT Global Equity Fund	83,173		32,454
Putnam VT Growth Opportunities Fund	370,026		831,036
Putnam VT High Yield Fund	21,363		41,410
Putnam VT Income Fund	14,095		949
Putnam VT International Value Fund	672,167		333,873
Putnam VT Research Fund	192,962		53,204
Putnam VT Small Cap Value Fund	3,874		1,388
Putnam VT Sustainable Future Fund	122,776		49,432
Royce Capital Fund - Small-Cap Portfolio	1,258		1,607
T. Rowe Price Blue Chip Growth Portfolio Class II	2,051,667		2,210,008
Van Eck VIP Emerging Markets Fund	8,296		768
Van Eck VIP Global Hard Assets Fund	175,805		332,691
Vanguard VIF Global Bond Index	172,274		130,191
Vanguard VIF Total Bond Market Index	1,219,100		135,034
Victory RS Small Cap Growth Equity VIP	16		8,099

*The Subaccount had activity that did not round to $1.

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Cost of Insurance

The Company deducts from each participant’s account an amount to pay for the insurance provided on each life. This charge varies based on individual characteristics of the policy holder, is assessed through a redemption of units, and is recorded as Transfers for Policy benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Charges Incurred for Partial Surrenders

The Company deducts from each participant’s account a maximum administrative fee of $25 for all partial withdrawals after the first withdrawal made during the same policy year. This charge is deducted at surrender, assessed through a redemption of units, and recorded as Transfers for Policy benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Charges Incurred for Change of Death Benefit Option Fee

The Company deducts from each participant’s account a maximum fee of $100 for each change of death benefit option. This charge is assessed through a redemption of units and recorded as Transfers for Policy benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Transfer Charges

The Company deducts from each participant’s account a fee of $10 for each transfer between Subaccounts in excess of 12 transfers in any calendar year. This charge is assessed through a redemption of units and recorded as Transfers for Policy benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Service Charge

The Company deducts from each participant’s account an amount equal to a maximum of $10 per month. This charge compensates the Company for certain administrative costs, is assessed through a redemption of units, and recorded as Policy maintenance charges on the Statements of Changes in Net Assets of the applicable Subaccounts.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from each participant’s account equal to an annual rate that will not exceed 0.90% annually. Currently, the charge is 0.28% for Policy Years 1 through 20 and 0.10% thereafter. These charges compensate the Company for its assumption of certain mortality, death benefit and expense risks. The charges are recognized as Policy Maintenance Charges in the Statements of Changes of in Net Assets of the applicable Subaccount.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

Expense Charges Applied to Premium

The Company deducts a maximum charge of 10% from each premium payment received. A maximum of 6.5% of this charge will be deducted as sales load to compensate the Company in part for sales and promotional expenses in connection with selling the policies. A maximum of 3.5% of this charge will be used to cover premium taxes and certain federal income tax obligations resulting from the receipt of premiums. This charge is netted with Proceeds from Units Sold on the Statements of Changes in Net Assets of the applicable Subaccounts.

Supplemental Benefit Charges

The Company deducts from each participant’s account an amount to pay for certain riders selected by the policy holder. This charge varies based on individual characteristics of the policy holder when the rider is added to the Policy and is recorded as Transfers for Policy Benefits and Terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Related Party Transactions

Empower Funds, Inc., funds of which are underlying certain Subaccounts, is a registered investment company affiliated with the Company. Empower Capital Management, LLC (ECM), a wholly owned subsidiary of the Company, serves as investment adviser to Empower Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Empower Funds, Inc. to compensate ECM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Subaccount, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statements of Assets and Liabilities due to rounding.

The Expense Ratio represents the annualized policy expenses of the respective Subaccounts of the Separate Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date that the investment option was available in the Separate Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Subaccount is added to the Separate Account, the calculation of the total return begins on the day it has investment activity during the period. Unit values and returns for bands or Subaccounts that had no operations activity during the reporting period are not shown.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invest.

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio	Expense Ratio	Total Return
Alger Small Cap Growth Portfolio
2022	2	$208.47	$390	0.00%	0.00%	(38.01)%
2021	3	336.31	849	0.00%	0.00%	(6.06)%
2020	21	358.01	737	1.12%	0.00%	67.18%
2019	3	214.15	536	0.00%	0.00%	29.34%
2018	3	165.57	455	0.00%	0.00%	1.44%
American Century Investments VP Capital Appreciation Fund
2022	21	20.44	422	0.00%	0.00%	(28.11)%
2021	19	28.43	532	0.00%	0.00%	11.16%
2020	19	25.58	486	0.00%	0.00%	42.42%
2019	19	17.96	347	0.00%	0.00%	35.56%
2018	13	13.24	174	0.00%	0.00%	(5.20)%
American Century Investments VP Inflation Protection Fund
2022	318	11.16	3,548	5.04%	0.00%	(13.08)%
2021	287	12.84	3,681	3.11%	0.00%	6.27%
2020	292	12.09	3,524	1.88%	0.00%	9.57%
2019	68	11.03	754	2.34%	0.00%	8.90%
2018	64	10.13	644	2.92%	0.00%	(2.82)%
American Century Investments VP International Fund
2022	3	16.20	43	1.38%	0.00%	(24.75)%
2021	3	21.54	71	0.16%	0.00%	8.75%
2020	3	19.80	67	0.60%	0.00%	25.89%
2019	4	15.73	59	0.89%	0.00%	28.42%
2018	4	12.25	52	1.24%	0.00%	(15.22)%
American Century Investments VP Mid Cap Value Fund
2022	102	15.00	1,526	2.23%	0.00%	(1.19)%
2021	111	15.19	1,689	1.11%	0.00%	23.20%
2020	133	12.33	1,641	2.97%	0.00%	1.19%
2019	3	12.18	37	1.58%	0.00%	29.15%
American Century Investments VP Ultra Fund
2022	3	51.55	167	0.00%	0.00%	(32.38)%
2021	3	76.24	241	0.00%	0.00%	662.37%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio	Expense Ratio	Total Return
American Century Investments VP Value Fund
2022	15		$64.01	$937		2.02%	0.00%	0.54%
2021	24		63.66	1,544		1.74%	0.00%	24.51%
2020	24		51.13	1,234		2.20%	0.00%	0.97%
2019	24		50.64	1,202		2.12%	0.00%	27.03%
2018	21		39.86	844		1.70%	0.00%	(9.15)%
American Fund IS Growth and Income Fund
2022	0	*	14.14	0	*	1.28%	0.00%	(16.47)%
2021	0	*	16.93	-		1.12%	0.00%	24.07%
2020	0	*	13.65	3		1.46%	0.00%	13.55%
American Funds IS Global Small Capitalization Fund
2022	3		18.39	56		0.00%	0.00%	(29.55)%
2021	2		26.10	64		0.00%	0.00%	6.74%
2020	8		24.46	201		0.18%	0.00%	29.74%
2019	9		18.85	177		0.18%	0.00%	31.52%
2018	9		14.33	126		0.09%	0.00%	(10.55)%
American Funds IS Growth Fund
2022	70		41.55	2,896		0.32%	0.00%	(29.94)%
2021	74		59.30	4,368		0.20%	0.00%	21.99%
2020	95		48.61	4,622		0.32%	0.00%	52.10%
2019	114		31.96	3,640		0.83%	0.00%	30.77%
2018	98		24.44	2,394		0.44%	0.00%	(0.25)%
American Funds IS International Fund
2022	113		13.71	1,548		1.62%	0.00%	(20.79)%
2021	150		17.30	2,593		2.67%	0.00%	(1.50)%
2020	64		17.57	1,132		0.77%	0.00%	14.00%
2019	33		15.41	501		1.06%	0.00%	22.89%
2018	117			1,469		1.68%	0.00%	(13.14)%
American Funds IS New World Fund
2022	54		25.60	1,374		1.33%	0.00%	(22.10)%
2021	52		32.86	1,722		0.77%	0.00%	4.92%
2020	69		31.32	2,150		0.08%	0.00%	23.60%
2019	64		25.34	1,633		0.94%	0.00%	29.14%
2018	80		19.62	1,568		0.86%	0.00%	(14.04)%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio	Expense Ratio	Total Return
Blackrock 60/40 Target Allocation ETF VI Fund
2022	0	*	$11.68	$0	*	3.21%	0.00%	(15.03)%
2021	-		13.75	-		5.30%	0.00%	37.50%
Blackrock Global Allocation VI Fund
2022	179		13.98	2,503		0.00%	0.00%	(15.86)%
2021	179		16.62	2,983		0.98%	0.00%	6.67%
2020	10		15.58	158		1.56%	0.00%	20.96%
2019	0	*	12.88	5		1.11%	0.00%	17.99%
2018	2		10.91	21		0.99%	0.00%	(7.34)%
Blackrock High Yield VI Fund
2022	65		10.63	693		5.37%	0.00%	(10.34)%
2021	47		11.86	555		4.53%	0.00%	5.32%
2020	3		11.26	30		0.00%	0.00%	7.30%
BNY Mellon Stock Index Portfolio
2022	642		38.27	24,575		1.35%	0.00%	(18.32)%
2021	669		46.86	31,356		1.11%	0.00%	28.41%
2020	692		36.49	25,248		1.66%	0.00%	18.01%
2019	988		30.92	30,559		1.72%	0.00%	31.18%
2018	1,060		23.57	24,987		1.67%	0.00%	(4.64)%
Clearbridge Variable Mid Cap Portfolio
2022	7		16.17	112		0.35%	0.00%	(25.31)%
2021	6		21.64	123		0.02%	0.00%	28.71%
2020	9		16.82	155		0.31%	0.00%	15.34%
2019	8		14.58	121		0.85%	0.00%	32.95%
2018	4		10.96	48		0.65%	0.00%	(12.52)%
Clearbridge Variable Small Cap Growth Portfolio
2022	19		21.21	409		0.00%	0.00%	(28.85)%
2021	17		29.81	492		0.00%	0.00%	12.61%
2020	18		26.47	489		0.00%	0.00%	43.26%
2019	11		18.48	211		0.00%	0.00%	26.87%
2018	4		14.56	53		0.00%	0.00%	3.44%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio	Expense Ratio	Total Return
Columbia Variable Portfolio - Small Cap Value Fund
2022	3		$42.08	$116		0.11%	0.00%	(8.69)%
2021	6		46.08	281		0.68%	0.00%	29.19%
2020	7		35.67	154		0.74%	0.00%	8.79%
2019	4		32.79	141		0.64%	0.00%	21.34%
2018	2		27.02	56		0.41%	0.00%	(18.01)%
Davis Financial Portfolio
2022	10		30.92	321		2.27%	0.00%	(8.53)%
2021	8		33.80	275		3.43%	0.00%	30.54%
2020	1		25.89	37		1.57%	0.00%	(5.99)%
2019	2		27.54	58		1.57%	0.00%	25.86%
2018	2		21.88	41		1.35%	0.00%	(10.67)%
Davis Value Portfolio
2022	4		30.07	127		1.29%	0.00%	(20.13)%
2021	4		37.64	162		0.60%	0.00%	17.85%
2020	4		31.94	139		0.81%	0.00%	11.73%
2019	4		28.59	127		1.65%	0.00%	31.16%
2018	5		21.80	98		0.87%	0.00%	(13.60)%
Delaware VIP International Series
2022	7		8.99	60		0.88%	0.00%	(17.37)%
2021	18		10.88	191		0.91%	0.00%	6.87%
2020	18		10.18	183		0.00%	0.00%	1.81%
2019	3		12.52	40		0.01%	0.00%	19.31%
2018	0	*	11.14	0	*	0.00%	0.00%	(17.64)%
Delaware VIP Small Cap Value Series
2022	30		17.43	522		0.44%	0.00%	(12.36)%
2021	35		19.88	700		0.59%	0.00%	34.01%
2020	25		14.84	369		1.10%	0.00%	(2.19)%
2019	9		15.17	142		0.90%	0.00%	27.72%
2018	3		11.88	32		0.61%	0.00%	(16.95)%
DFA VIT Inflation-Protected Securities
2022	17		9.23	157		12.34%	0.00%	(7.71)%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio	Expense Ratio	Total Return
DWS Core Equity VIP
2022	0	*	$34.25	$0	*	0.59%	0.00%	(15.88)%
DWS Croci® U.S. VIP
2022	-		18.07	-		0.00%	0.00%	(15.40)%
2021	-		-	-		0.00%	0.00%	0.00%
2020	8		16.86	143		2.02%	0.00%	(12.14)%
2019	15		19.19	285		1.97%	0.00%	32.95%
2018	19		14.44	281		2.62%	0.00%	(10.50)%
DWS High Income VIP
2022	11		20.86	231		5.23%	0.00%	(8.88)%
2021	10		22.89	233		3.47%	0.00%	4.00%
2020	8		22.01	168		5.16%	0.00%	6.22%
2019	6		20.72	119		6.03%	0.00%	15.69%
2018	4		17.91	65		8.15%	0.00%	(2.52)%
DWS Small Cap Index VIP
2022	258		29.52	7,629		0.91%	0.00%	(20.64)%
2021	278		37.19	10,326		0.86%	0.00%	14.50%
2020	265		32.48	8,594		1.30%	0.00%	19.42%
2019	268		27.20	7,280		1.06%	0.00%	25.22%
2018	272		21.72	5,913		0.95%	0.00%	(11.23)%
DWS Small Mid Cap Value VIP
2022	45		29.44	1,335		0.85%	0.00%	(15.80)%
2021	45		34.97	1,564		1.22%	0.00%	30.50%
2020	49		26.80	1,322		1.61%	0.00%	(0.79)%
2019	65		27.01	1,768		0.72%	0.00%	21.51%
2018	70		22.23	1,556		1.37%	0.00%	(16.01)%
Eaton Vance Vt Floating-Rate Income Fund
2022	115		11.98	1,383		4.65%	0.00%	(2.74)%
2021	114		12.32	1,405		2.89%	0.00%	3.61%
2020	6		11.89	74		0.27%	0.00%	2.02%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio	Expense Ratio	Total Return
Empower Aggressive Profile Fund
2022	38	$14.47	$556	1.31%	0.00%	(15.17)%
2021	39	17.05	673	5.96%	0.00%	19.49%
2020	43	14.27	618	1.71%	0.00%	12.03%
2019	44	12.74	566	1.29%	0.00%	26.10%
2018	107	10.11	1,084	2.98%	0.00%	(10.41)%
Empower Ariel Mid Cap Value Fund
2022	3	66.65	178	5.05%	0.00%	(12.94)%
2021	3	76.56	219	2.18%	0.00%	26.13%
2020	6	60.70	345	2.85%	0.00%	9.09%
2019	5	55.64	262	1.32%	0.00%	24.32%
2018	4	44.76	197	0.69%	0.00%	(14.40)%
Empower Bond Index Fund
2022	249	13.88	3,453	1.16%	0.00%	(13.68)%
2021	236	16.08	3,793	0.80%	0.00%	(2.39)%
2020	235	16.47	3,872	1.81%	0.00%	7.18%
2019	155	15.37	2,378	1.08%	0.00%	8.09%
2018	139	14.22	1,976	1.33%	0.00%	(0.41)%
Empower Conservative Profile Fund
2022	97	11.67	1,134	1.97%	0.00%	(9.93)%
2021	61	12.96	787	2.21%	0.00%	6.35%
2020	90	12.19	1,096	2.14%	0.00%	8.22%
2019	97	11.26	1,087	1.72%	0.00%	11.54%
2018	78	10.10	792	8.65%	0.00%	(3.15)%
Empower Core Bond Fund
2022	9	14.25	123	0.63%	0.00%	(14.70)%
2021	164	16.71	2,744	0.78%	0.00%	(1.55)%
2020	164	16.97	2,776	2.80%	0.00%	8.04%
2019	162	15.71	2,541	2.43%	0.00%	9.19%
2018	166	14.39	2,394	2.39%	0.00%	(1.21)%
Empower Emerging Markets Equity Fund
2022	7	8.90	61	0.76%	0.00%	(22.34)%
2021	14	11.46	164	1.93%	0.00%	(4.43)%
2020	8	12.00	96	9.53%	0.00%	19.59%
2019	-	10.03	3	0.98%	0.00%	21.67%
2018	-	8.24	2	0.82%	0.00%	(17.55)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio	Expense Ratio	Total Return
Empower Global Bond Fund
2022	111		$12.43	$1,386		0.80%	0.00%	(14.65)%
2021	95		14.56	1,386		0.80%	0.00%	(6.46)%
2020	109		15.57	1,696		1.02%	0.00%	5.35%
2019	182		14.78	2,696		3.22%	0.00%	4.07%
2018	336		14.20	4,773		2.55%	0.00%	(0.27)%
Empower Government Money Market Fund
2022	2,396		13.68	32,781		1.37%	0.00%	1.22%
2021	1,526		13.52	20,623		0.01%	0.00%	0.01. %
2020	1,744		13.52	23,577		0.23%	0.00%	0.28%
2019	1,054		13.48	14,207		1.72%	0.00%	1.76%
2018	656		13.25	8,692		1.37%	0.00%	1.39%
Empower Inflation- Protected Securities Fund
2022	0	*	10.87	0	*	0.00%	0.00%	(8.92)%
2021	73		11.93	869		2.49%	0.00%	4.76%
2020	58		11.39	660		0.00%	0.00%	7.57%
Empower International Index Fund
2022	330		13.73	4,531		1.77%	0.00%	(14.74)%
2021	317		16.10	5,105		2.21%	0.00%	10.75%
2020	225		14.54	3,267		17.50%	0.00%	7.52%
2019	0	*	13.54	1		0.50%	0.00%	21.25%
2018	5		11.15	54		2.16%	0.00%	(13.84)%
Empower International Value Fund
2022	438		14.63	6,403		1.21%	0.00%	(15.18)%
2021	441		17.25	7,603		2.06%	0.00%	10.83%
2020	340		15.56	5,286		1.06%	0.00%	9.76%
2019	363		14.18	5,149		1.25%	0.00%	22.07%
2018	436		11.62	5,064		1.55%	0.00%	(15.58)%
Empower Large Cap Growth Fund
2022	8		56.42	428		0.39%	0.00%	(23.16)%
2021	5		73.42	341		1.00%	0.00%	20.84%
2020	3		60.76	180		4.14%	0.00%	41.45%
2019	0	*	42.94	19		0.09%	0.00%	36.21%
2018	7		31.53	207		0.25%	0.00%	0.05%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio	Expense Ratio	Total Return
Empower Large Cap Value Fund Investor II Class Fund
2022	180	$13.53	$2,438	1.67%	0.00%	(3.41)%
2021	200	14.01	2,804	1.14%	0.00%	26.15%
2020	216	11.11	2,403	1.26%	0.00%	3.90%
2019	228	10.69	2,436	0.60%	0.00%	6.91%
Empower Lifetime 2015 Fund
2022	42	13.48	566	1.39%	0.00%	(12.27)%
2021	78	15.36	1,204	1.84%	0.00%	8.48%
2020	115	14.16	1,625	1.99%	0.00%	10.98%
2019	108	12.76	1,381	1.35%	0.00%	15.17%
2018	149	11.08	1,647	2.48%	0.00%	(4.41)%
Empower Lifetime 2020 Fund
2022	46	13.80	640	2.06%	0.00%	(12.95)%
2021	46	15.85	722	2.29%	0.00%	9.17%
2020	47	14.52	675	2.33%	0.00%	11.29%
2019	38	13.05	492	1.84%	0.00%	16.44%
2018	40	11.20	444	2.91%	0.00%	(4.95)%
Empower Lifetime 2025 Fund
2022	536	14.21	7,624	1.83%	0.00%	(13.83)%
2021	347	16.49	5,724	2.29%	0.00%	10.16%
2020	317	14.97	4,743	2.33%	0.00%	12.24%
2019	305	13.34	4,074	1.84%	0.00%	18.01%
2018	191	11.30	2,159	2.91%	0.00%	(5.74)%
Empower Lifetime 2030 Fund
2022	192	14.80	2,839	1.94%	0.00%	(14.62)%
2021	170	17.34	2,942	2.57%	0.00%	11.60%
2020	153	15.54	2,377	2.38%	0.00%	12.59%
2019	119	13.80	1,637	2.07%	0.00%	20.01%
2018	105	11.50	1,211	2.91%	0.00%	(6.73)%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio	Expense Ratio	Total Return
Empower Lifetime 2035 Fund
2022	142		$15.31	$2,169		1.59%	0.00%	(15.62)%
2021	114		18.15	2,074		2.39%	0.00%	13.46%
2020	110		15.99	1,757		2.31%	0.00%	13.27%
2019	89		14.12	1,250		1.50%	0.00%	22.17%
2018	134		11.55	1,549		2.30%	0.00%	(7.86)%
Empower Lifetime 2040 Fund
2022	108		15.83	1,710		1.78%	0.00%	(16.30)%
2021	91		18.91	1,725		2.95%	0.00%	15.11%
2020	87		16.43	1,424		2.85%	0.00%	13.61%
2019	53		14.46	771		1.95%	0.00%	23.82%
2018	50		11.68	580		2.75%	0.00%	(8.75)%
Empower Lifetime 2045 Fund
2022	55		15.89	874		1.29%	0.00%	(16.82)%
2021	55		19.10	1,058		2.37%	0.00%	16.02%
2020	71		16.46	1,170		2.47%	0.00%	13.92%
2019	47		14.45	675		1.58%	0.00%	24.59%
2018	42		11.60	486		1.88%	0.00%	(9.36)%
Empower Lifetime 2050 Fund
2022	29		16.04	464		1.76%	0.00%	(16.95)%
2021	25		19.31	487		3.05%	0.00%	16.15%
2020	25		16.63	415		2.33%	0.00%	13.96%
2019	15		14.59	213		1.53%	0.00%	24.82%
2018	20		11.69	228		2.77%	0.00%	(9.53)%
Empower Lifetime 2055 Fund
2022	35		15.83	556		1.12%	0.00%	(17.13)%
2021	23		19.10	435		2.17%	0.00%	16.10%
2020	24		16.45	394		1.19%	0.00%	13.95%
2019	34		14.44	485		2.24%	0.00%	24.69%
2018	15		11.58	173		1.61%	0.00%	(9.74)%
Empower Lifetime 2060 Fund
2022	0	*	11.78	0	*	2.92%	0.00%	(17.10)%
2021	0	*	14.21	0	*	9.41%	0.00%	0.00%
2020	-		12.26	-		0.00%	0.00%	0.00%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio	Expense Ratio	Total Return
Empower Mid Cap Value Fund
2022	25	$15.98	$392	0.61%	0.00%	(11.76)%
2021	19	18.11	345	27.50%	0.00%	30.17%
2020	8	13.91	105	0.92%	0.00%	(0.35)%
2019	6	13.96	79	0.17%	0.00%	20.49%
2018	7	11.58	81	4.81%	0.00%	(12.31)%
Empower Moderate Profile Fund
2022	12	13.03	159	1.31%	0.00%	(12.02)%
2021	6	14.81	93	3.03%	0.00%	11.98%
2020	26	13.23	338	1.59%	0.00%	11.23%
2019	26	11.89	311	2.04%	0.00%	17.52%
2018	28	10.12	283	3.33%	0.00%	(6.29)%
Empower Moderately Aggressive Profile Fund
2022	7	13.51	96	0.92%	0.00%	(13.09)%
2021	2	15.54	30	4.87%	0.00%	14.25%
2020	6	13.60	83	2.01%	0.00%	11.77%
2019	9	12.17	109	1.69%	0.00%	20.35%
2018	8	10.11	77	3.06%	0.00%	(7.63)%
Empower Moderately Conservative Profile Fund
2022	204	12.33	2,518	1.74%	0.00%	(10.82)%
2021	151	13.83	2,094	3.77%	0.00%	9.13%
2020	111	12.67	1,401	1.78%	0.00%	9.52%
2019	12	11.57	133	1.97%	0.00%	14.45%
2018	9	10.10	87	2.97%	0.00%	(4.72)%
Empower Multi- Sector Bond Fund
2022	6	41.41	236	2.31%	0.00%	(11.42)%
2021	6	46.74	281	2.24%	0.00%	0.89%
2020	9	46.33	403	2.88%	0.00%	9.09%
2019	13	42.47	566	1.72%	0.00%	11.74%
2018	13	38.01	507	2.44%	0.00%	(3.11)%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio	Expense Ratio	Total Return
Empower Real Estate Index Fund
2022	108		$14.37	$1,551		1.75%	0.00%	(26.40)%
2021	97		19.53	1,899		0.66%	0.00%	44.31%
2020	22		13.53	301		1.62%	0.00%	(11.57)%
2019	18		15.30	269		0.95%	0.00%	22.40%
2018	16		12.50	195		2.17%	0.00%	(4.85)%
Empower S&P Mid Cap 400® Index Fund
2022	388		23.50	9,110		0.43%	0.00%	(13.55)%
2021	428		27.18	11,622		1.51%	0.00%	24.01%
2020	353		21.92	7,744		3.45%	0.00%	13.10%
2019	84		19.38	1,621		0.32%	0.00%	25.49%
2018	90		15.44	1,388		0.69%	0.00%	(11.57)%
Empower S&P Small Cap 600® Index Fund
2022	45		19.44	866		0.52%	0.00%	(16.51)%
2021	38		23.29	886		2.61%	0.00%	25.94%
2020	25		18.49	469		2.82%	0.00%	10.93%
2019	2		16.67	40		0.89%	0.00%	22.36%
2018	1		12.92	14		1.20%	0.00%	(8.99)%
Empower Short Duration Bond Fund
2022	227		14.89	3,384		1.28%	0.00%	(4.25)%
2021	425		15.55	6,603		1.04%	0.00%	(0.03)%
2020	447		15.55	6,957		1.96%	0.00%	4.65%
2019	534		14.86	7,942		2.07%	0.00%	5.40%
2018	542		14.10	7,645		1.83%	0.00%	0.63%
Empower Small Cap Growth Fund
2022	0	*	19.93	0	*	0.33%	0.00%	(25.36)%
2021	0	*	-	0	*	20.96%	0.00%	0.00%
Empower Small Cap Value Fund
2022	19		53.09	1,030		0.06%	0.00%	(10.03)%
2021	21		59.01	1,215		3.35%	0.00%	30.67%
2020	23		45.16	1,032		0.00%	0.00%	3.20%
2019	22		43.76	980		0.00%	0.00%	24.67%
2018	22		35.10	756		0.00%	0.00%	(16.20)%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio	Expense Ratio	Total Return
Empower T. Rowe Price Mid Cap Growth Fund
2022	33	$61.29	$2,052	0.02%	0.00%	(22.79)%
2021	36	79.38	2,860	0.18%	0.00%	14.83%
2020	42	69.13	2,882	0.00%	0.00%	24.10%
2019	62	55.70	3,447	0.01%	0.00%	31.28%
2018	89	42.43	3,763	0.09%	0.00%	(2.33)%
Empower U.S. Government Securities Fund
2022	28	21.40	599	0.70%	0.00%	(12.08)%
2021	159	24.34	3,859	0.66%	0.00%	(2.15)%
2020	3,947	24.88	3,947	0.91%	0.00%	5.86%
2019	140	23.50	3,279	1.55%	0.00%	6.12%
2018	134	22.14	2,964	1.90%	0.00%	0.46%
Federated Hermes High Income Bond Fund II
2022	5	33.06	154	5.56%	0.00%	(11.78)%
2021	4	37.48	158	4.00%	0.00%	274.79%
Federated Hermes Kaufmann Fund II
2022	5	32.92	162	0.00%	0.00%	(30.09)%
2021	4	47.09	201	0.00%	0.00%	2.51%
2020	6	45.93	262	0.00%	0.00%	28.81%
2019	6	35.66	207	0.00%	0.00%	33.82%
2018	5	26.65	144	0.00%	0.00%	3.84%
Fidelity VIP Contrafund Portfolio
2022	25	52.52	1,328	0.29%	0.00%	(26.49)%
2021	25	71.45	1,766	0.03%	0.00%	27.51%
2020	35	56.03	1,949	0.04%	0.00%	30.22%
2019	31	43.03	1,336	0.23%	0.00%	31.28%
2018	81	32.78	2,660	0.44%	0.00%	(6.64)%
Fidelity VIP Emerging Markets Portfolio
2022	147	10.95	1,612	1.56%	0.00%	(20.37)%
2021	143	13.75	1,970	2.11%	0.00%	(2.41)%
2020	7	14.09	104	0.00%	0.00%	30.88%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio	Expense Ratio	Total Return
Fidelity VIP Growth Portfolio
2022	1		$41.30	$34	0.33%	0.00%	(24.63)%
2021	1		54.80	53	0.00%	0.00%	22.88%
2020	1		44.59	48	0.05%	0.00%	43.53%
2019	36		31.07	1,109	0.05%	0.00%	33.98%
2018	32		23.19	739	0.03%	0.00%	(0.43)%
Fidelity VIP Index 500 Portfolio
2022	601		9.38	5,638	1.49%	0.00%	(18.21)%
2021	522		11.47	5,988	0.00%	0.00%	14.68%
Fidelity VIP Investment Grade Bond Portfolio
2022	8		22.13	173	2.04%	0.00%	(13.21)%
2021	11		25.50	282	1.82%	0.00%	(0.90)%
2020	15		25.73	394	2.21%	0.00%	9.16%
2019	16		23.57	370	2.54%	0.00%	9.40%
2018	13		21.54	280	2.33%	0.00%	(0.79)%
Fidelity VIP Mid Cap Portfolio
2022	4		72.65	308	0.26%	0.00%	(14.97)%
2021	5		85.44	406	0.37%	0.00%	25.31%
2020	8		68.18	519	0.36%	0.00%	17.86%
2019	13		57.85	759	56.00%	0.00%	23.17%
2018	19		46.96	885	0.42%	0.00%	(14.77)%
Goldman Sachs VIT Mid Cap Value Fund
2022	4		23.05	89	0.71%	0.00%	(9.99)%
2021	4		25.60	98	0.49%	0.00%	30.95%
2020	4		19.55	76	0.68%	0.00%	8.38%
2019	6		18.04	103	0.78%	0.00%	31.52%
2018	3		13.71	45	1.57%	0.00%	(10.46)%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2022	0	*	11.38	6	2.42%	0.00%	(6.54)%
2021	1		12.17	9	1.47%	0.00%	4.84%
2020	1		11.61	9	2.58%	0.00%	6.72%
2019	1		10.87	5	2.67%	0.00%	8.82%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio	Expense Ratio	Total Return
Invesco Oppenheimer V.I. Main Street Small Cap Fund
2022	29	$17.68	$515	0.53%	0.00%	(15.83)%
2021	28	21.01	586	0.34%	0.00%	22.55%
2020	346	17.14	346	0.76%	0.00%	19.89%
2019	33	14.30	471	0.25%	0.00%	26.47%
2018	81	11.30	913	0.34%	0.00%	(10.32)%
Invesco V.I. Core Equity Fund					0.00%
2022	1	31.82	16	0.96%	0.00%	(20.54)%
2021	1	40.04	26	0.64%	0.00%	27.74%
2020	25	31.35	25	1.44%	0.00%	13.87%
2019	1	27.53	22	0.94%	0.00%	28.96%
2018	1	21.35	19	0.91%	0.00%	(9.40)%
Invesco V.I. Global Real Estate Fund
2022	27	37.59	1,002	2.93%	0.00%	(24.94)%
2021	27	50.08	1,364	2.38%	0.00%	25.71%
2020	1,418	39.83	1,418	5.94%	0.00%	(12.32)%
2019	27	45.43	1,224	4.23%	0.00%	23.00%
2018	40	36.93	1,471	3.70%	0.00%	(6.15)%
Invesco V.I. Health Care Fund
2022	1	45.37	39	0.00%	0.00%	(13.30)%
2021	1	52.34	47	0.24%	0.00%	12.28%
2020	71	46.61	58	0.35%	0.00%	14.44%
2019	2	40.73	64	0.03%	0.00%	32.50%
2018	3	30.73	81	0.00%	0.00%	0.91%
Invesco V.I. International Growth Fund
2022	131	19.32	2,537	1.76%	0.00%	(18.31)%
2021	135	23.65	3,201	1.14%	0.00%	5.89%
2020	175	22.34	3,913	2.55%	0.00%	13.98%
2019	193	19.60	3,789	1.61%	0.00%	28.57%
2018	203	15.24	3,100	2.18%	0.00%	(14.97)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)		Investment Income Ratio	Expense Ratio	Total Return
Invesco V.I. Mid Cap Core Equity Fund
2022	-	$32.58	$0	*	0.00%	0.00%	(14.26)%
2021	14	38.00	515		0.46%	0.00%	23.24%
2020	13	30.84	395		0.87%	0.00%	9.27%
2019	9	28.22	247		0.51%	0.00%	25.28%
2018	9	22.53	196		0.57%	0.00%	(11.35)%
Invesco V.I. Technology Fund
2021	-	-	-		0.00%	0.00%	0.00%
2020	3	48.87	129		0.00%	0.00%	46.10%
2019	3	33.45	94		0.00%	0.00%	35.88%
2018	5	24.62	129		0.00%	0.00%	(0.45)%
Janus Henderson VIT Balanced Portfolio
2022	66	42.46	2,787		1.29%	0.00%	(16.40)%
2021	61	50.79	3,082		0.87%	0.00%	17.20%
2020	79	43.34	3,426		2.68%	0.00%	14.32%
2019	71	37.91	2,698		2.00%	0.00%	22.59%
2018	71	30.93	2,200		2.09%	0.00%	0.68%
Janus Henderson VIT Enterprise Portfolio
2022	33	18.47	602		0.18%	0.00%	(15.94)%
2021	33	21.98	725		0.36%	0.00%	16.83%
2020	41	18.81	776		0.13%	0.00%	19.50%
2019	39	15.74	611		0.13%	0.00%	35.48%
Janus Henderson VIT Flexible Bond Portfolio
2022	89	27.28	2,430		2.44%	0.00%	(13.66)%
2021	93	31.60	2,936		2.00%	0.00%	(0.90)%
2020	87	31.88	2,760		3.27%	0.00%	10.48%
2019	64	28.86	1,853		3.61%	0.00%	9.57%
2018	69	26.34	1,805		3.63%	0.00%	(1.00)%
Janus Henderson VIT Forty Portfolio
2022	18	71.09	1,262		0.19%	0.00%	(33.55)%
2021	17	106.99	1,823		0.00%	0.00%	22.90%
2020	32	87.05	2,763		0.80%	0.00%	39.40%
2019	41	62.45	2,541		0.16%	0.00%	37.16%
2018	50	45.53	2,257		1.39%	0.00%	1.98%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio	Expense Ratio	Total Return
Janus Henderson VIT Global Research Portfolio
2022	7		$19.06	$124		1.05%	0.00%	(19.41)%
2021	7		23.65	171		0.41%	0.00%	18.09%
2020	16		20.03	319		0.70%	0.00%	20.08%
2019	44		16.68	734		0.95%	0.00%	29.04%
2018	59		12.93	757		1.15%	0.00%	(6.87)%
Janus Henderson VIT Global Technology and Innovation Portfolio
2022	25		68.73	1,698		0.00%	0.00%	(36.95)%
2021	27		109.01	2,989		0.22%	0.00%	18.01%
2020	25		92.37	2,347		0.00%	0.00%	51.18%
2019	29		61.10	1,764		0.41%	0.00%	45.17%
2018	22		42.08	922		1.00%	0.00%	1.19%
Janus Henderson VIT Overseas Portfolio
2022	2		37.91	71		1.78%	0.00%	(8.60)%
2021	2		41.48	79		1.16%	0.00%	13.58%
2020	2		36.52	70		1.50%	0.00%	16.28%
2019	2		31.41	62		1.92%	0.00%	27.02%
2018	2		24.73	49		1.76%	0.00%	(14.94)%
JP Morgan Insurance Trust Small Cap Core Portfolio
2022	0	*	15.69	0	*	0.31%	0.00%	(20.28)%
JP Morgan Insurance Trust US Equity Portfolio
2022	0	*	18.40	0	*	0.37%	0.00%	(19.19)%
Lord Abbett Series Developing Growth Portfolio
2022	8		16.48	126		0.00%	0.00%	(35.98)%
2021	9		25.75	242		0.00%	0.00%	(2.75)%
2020	8		26.47	222		0.00%	0.00%	72.57%
2019	9		15.34	131		0.00%	0.00%	31.77%
2018	7		11.64	81		0.00%	0.00%	4.88%
Lord Abbett Series Total Return Portfolio
2022	5		10.10	54		2.55%	0.00%	(14.05)%
2021	2		11.75	20		1.97%	0.00%	(0.24)%
2020	2		11.77	21		3.76%	0.00%	7.43%
2019	1		10.97	7		3.00%	0.00%	8.41%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio	Expense Ratio	Total Return
MFS VIT Growth Series
2022	1		$14.90	$8	0.00%	0.00%	(31.64)%
2021	1		21.80	21	0.00%	0.00%	23.53%
2020	1		17.65	18	0.00%	0.00%	31.90%
2019	1		13.38	9	0.00%	0.00%	38.15%
MFS VIT II International Growth Portfolio
2022	173		11.60	2,009	0.62%	0.00%	(14.95)%
2021	169		13.64	2,305	0.48%	0.00%	9.27%
2020	38		12.48	470	0.00%	0.00%	15.84%
MFS VIT III Blended Research Small Cap Equity Portfolio
2022	1		14.40	9	0.78%	0.00%	(18.37)%
2021	1		17.64	14	0.84%	0.00%	29.64%
2020	1		13.60	16	1.31%	0.00%	2.23%
2019	-		13.30	6	0.66%	0.00%	26.77%
MFS VIT III Global Real Estate Portfolio
2022	18		12.86	228	1.64%	0.00%	(26.94)%
2021	13		17.60	232	0.91%	0.00%	30.12%
2020	3		13.52	35	0.00%	0.00%	1.49%
MFS VIT III Mid Cap Value Portfolio
2022	4		15.83	61	1.03%	0.00%	(8.79)%
2021	3		17.35	54	0.88%	0.00%	30.99%
2020	0	*	13.25	6	1.99%	0.00%	3.87%
2019	0	*	12.76	3	1.42%	0.00%	31.11%
2018	0	*	9.71	2	0.00%	0.00%	(11.45)%
MFS VIT Mid Cap Growth Series
2022	26		17.99	465	0.00%	0.00%	(28.70)%
2021	38		25.23	954	0.00%	0.00%	14.11%
2020	22		22.11	482	0.00%	0.00%	36.48%
MFS VIT Research Series
2022	2		20.06	36	0.52%	0.00%	(17.21)%
2021	3		24.23	76	0.54%	0.00%	24.80%
2020	3		19.41	64	0.84%	0.00%	16.59%
2019	3		16.65	54	0.68%	0.00%	32.95%
2018	-		-	-	0.00%	0.00%	0.00%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio	Expense Ratio	Total Return
MFS VIT Total Return Bond Series
2022	266		$10.34	$2,749		2.77%	0.00%	(13.93)%
2021	272		12.01	3,266		2.23%	0.00%	(0.81)%
2020	359		12.11	4,348		3.69%	0.00%	8.52%
2019	379		11.16	4,228		4.05%	0.00%	10.21%
2018	90		10.13	908		3.33%	0.00%	(1.08)%
MFS VIT Value Series
2022	66		18.63	1,228		1.31%	0.00%	(5.91)%
2021	78		19.80	1,548		1.28%	0.00%	25.45%
2020	33		15.78	520		1.69%	0.00%	3.48%
2019	29		15.25	436		2.34%	0.00%	29.80%
2018	30		11.75	356		1.61%	0.00%	(10.09)%
Neuberger Berman AMT Mid Cap Growth Portfolio
2022	0	*	33.73	11		0.00%	0.00%	(28.73)%
2021	0	*	47.33	18		0.00%	0.00%	12.99%
2020	0	*	41.89	16		0.00%	0.00%	39.98%
2019	0	*	29.94	15		0.00%	0.00%	32.75%
2018	1		22.55	13		0.00%	0.00%	(6.41)%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
2022	-		30.13	0	*	0.00%	0.00%	(9.75)%
2021	2		33.38	78		0.61%	0.00%	32.80%
2020	8		25.14	208		1.15%	0.00%	(2.61)%
2019	3		25.81	65		0.21%	0.00%	16.75%
2018	32		22.11	714		0.63%	0.00%	(15.28)%
Neuberger Berman AMT Sustainable Equity Portfolio
2022	2		47.58	76		0.43%	0.00%	(18.45)%
2021	2		58.35	88		0.42%	0.00%	23.48%
2020	3		47.25	150		0.69%	0.00%	19.57%
2019	3		39.52	125		0.63%	0.00%	25.88%
2018	2		31.40	77		0.49%	0.00%	(5.72)%
Pimco VIT Commodity Real Return Strategy Portfolio
2022	5		14.89	73		20.97%	0.00%	8.61%
2021	4		13.71	51		3.15%	0.00%	37.05%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio	Expense Ratio	Total Return
Pimco VIT Global Bond Opportunities Portfolio (Unhedged)
2022	174	$10.02	$1,743	1.49%	0.00%	(11.00)%
2021	190	11.26	2,136	5.18%	0.00%	(4.16)%
2020	27	11.75	318	2.69%	0.00%	10.13%
2019	1	10.67	5	2.03%	0.00%	6.14%
Pimco VIT High Yield Portfolio
2022	37	26.43	979	5.06%	0.00%	(10.28)%
2021	38	29.46	1,114	4.48%	0.00%	3.63%
2020	11	28.43	313	5.30%	0.00%	5.76%
2019	8	26.88	219	4.94%	0.00%	14.73%
2018	8	23.43	180	5.08%	0.00%	(2.65)%
Pimco VIT Low Duration Portfolio
2022	291	15.18	4,423	1.52%	0.00%	(5.74)%
2021	532	16.11	8,568	0.52%	0.00%	(0.93)%
2020	510	16.26	8,296	1.30%	0.00%	2.96%
2019	509	15.79	8,037	2.76%	0.00%	4.03%
2018	404	15.17	6,123	1.93%	0.00%	0.34%
Pimco VIT Real Return Portfolio
2022	46	19.44	898	7.05%	0.00%	(11.90)%
2021	55	22.07	1,224	5.08%	0.00%	5.59%
2020	24	20.90	499	1.53%	0.00%	11.73%
2019	22	18.71	418	1.64%	0.00%	8.44%
2018	30	17.26	510	2.26%	0.00%	(2.21)%
Pimco VIT Total Return Portfolio
2022	366	19.47	7,134	2.62%	0.00%	(14.30)%
2021	367	22.72	8,347	1.83%	0.00%	(1.27)%
2020	209	23.01	4,803	2.31%	0.00%	8.62%
2019	198	21.18	4,202	3.01%	0.00%	8.35%
2018	181	19.54	3,545	2.54%	0.00%	(0.53)%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio	Expense Ratio	Total Return
Pioneer Real Estate Shares VCT Portfolio
2022	12		$11.52	$139	1.92%	0.00%	(30.84)%
2021	18		16.66	305	1.39%	0.00%	41.05%
2020	6		11.81	75	1.88%	0.00%	(7.34)%
2019	6		12.75	71	2.32%	0.00%	28.17%
2018	5		9.95	49	2.89%	0.00%	(7.24)%
Putnam VT Equity Income Fund
2022	28		56.51	1,558	1.72%	0.00%	(2.87)%
2021	19		58.18	1,100	1.28%	0.00%	27.62%
2020	19		45.59	879	1.89%	0.00%	6.07%
2019	12		42.98	529	1.77%	0.00%	30.73%
2018	10		32.88	341	0.89%	0.00%	(8.27)%
Putnam VT Global Asset Allocation Fund
2022	0	*	14.12	6	1.78%	0.00%	(15.82)%
2021	1		16.78	15	0.92%	0.00%	14.25%
2020	1		14.68	14	1.34%	0.00%	12.58%
2019	0	*	13.05	5	0.00%	0.00%	17.41%
Putnam VT Global Equity Fund
2022	10		13.60	142	2.04%	0.00%	(17.99)%
2021	12		16.59	198	1.05%	0.00%	12.84%
2020	2		14.70	28	0.45%	0.00%	10.29%
2019	2		13.33	33	0.00%	0.00%	26.92%
Putnam VT Growth Opportunities Fund
2022	10		22.95	240	0.00%	0.00%	(30.36)%
2021	31		32.96	1,016	0.00%	0.00%	23.00%
2020	62		26.79	1,666	0.15%	0.00%	39.09%
2019	0	*	19.25	6	0.00%	0.00%	37.12%
Putnam VT High Yield Fund
2022	4		25.37	93	5.58%	0.00%	(11.37)%
2021	5		28.63	134	6.92%	0.00%	5.20%
2020	24		27.21	659	6.33%	0.00%	5.52%
2019	23		25.79	598	5.99%	0.00%	14.55%
2018	32		22.52	722	6.17%	0.00%	(3.59)%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio	Expense Ratio	Total Return
Putnam VT Income Fund
2022	6		$10.35	$66	5.48%	0.00%	(13.81)%
2021	6		12.00	66	1.54%	0.00%	(4.59)%
2020	1		12.58	9	10.14%	0.00%	5.72%
2019	54		11.90	638	3.45%	0.00%	11.90%
2018	13		10.63	135	2.96%	0.00%	0.20%
Putnam VT International Value Fund
2022	59		14.21	840	2.24%	0.00%	(6.70)%
2021	39		15.22	595	1.26%	0.00%	15.28%
2020	19		13.21	247	0.00%	0.00%	4.23%
Putnam VT Research Fund
2022	30		20.56	627	0.81%	0.00%	(17.10)%
2021	27		24.80	658	0.30%	0.00%	24.46%
2020	0	*	19.93	-	0.00%	0.00%	0.00%
Putnam VT Small Cap Value Fund
2022	0	*	16.50	6	0.38%	0.00%	(12.80)%
2021	-		18.92	5	0.87%	0.00%	40.23%
2020	-		13.49	4	1.42%	0.00%	4.23%
2019	-		12.99	2	0.30%	0.00%	24.52%
2018	8		10.39	78	0.63%	0.00%	(19.69)%
Putnam VT Sustainable Future Fund
2022	4		47.64	202	0.00%	0.00%	(33.85)%
2021	4		72.01	285	0.00%	0.00%	6.33%
2020	4		67.72	240	0.36%	0.00%	52.98%
2019	3		44.27	140	0.77%	0.00%	30.32%
2018	3		33.97	88	0.90%	0.00%	(4.64)%
Royce Capital Fund - Small-Cap Portfolio
2022	3		23.17	67	0.08%	0.00%	(9.41)%
2021	3		25.58	76	1.07%	0.00%	28.44%
2020	4		19.92	74	0.70%	0.00%	(7.33)%
2019	8		21.49	162	0.18%	0.00%	18.43%
2018	56		18.14	1,008	0.31%	0.00%	(8.50)%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio	Expense Ratio	Total Return
T. Rowe Price Blue Chip Growth Portfolio Class II
2022	113		$18.04	$2,032		0.00%	0.00%	(38.66)%
2021	128		29.40	3,776		0.00%	0.00%	17.33%
2020	90		25.06	2,250		0.00%	0.00%	33.92%
2019	114		18.71	2,133		0.00%	0.00%	29.58%
2018	110		14.44	1,587		0.00%	0.00%	1.65%
Van Eck VIP Emerging Markets Fund
2022	1		41.49	41		0.28%	0.00%	(24.37)%
2021	1		54.87	55		0.93%	0.00%	(11.87)%
2020	1		62.26	74		2.28%	0.00%	17.26%
2019	1		53.09	61		0.43%	0.00%	30.59%
2018	1		40.67	46		0.28%	0.00%	(23.49)%
Van Eck VIP Global Hard Assets Fund
2022	19		68.97	1,340		1.60%	0.00%	8.39%
2021	22		63.63	1,381		0.36%	0.00%	18.92%
2020	22		53.51	1,175		1.06%	0.00%	19.11%
2019	23		44.92	1,012		0.00%	0.00%	11.87%
2018	19		40.16	779		0.00%	0.00%	(28.28)%
Vanguard VIF Global Bond Index
2022	83		8.75	729		2.45%	0.00%	(13.13)%
2021	81		10.07	819		0.00%	0.00%	0.71%
Vanguard VIF Total Bond Market Index
2022	188		8.76	1,643		2.09%	0.00%	(13.21)%
2021	81		10.09	820		0.00%	0.00%	0.91%
Victory RS Small Cap Growth Equity VIP
2022	0	*	9.51	0	*	0.00%	0.00%	(36.36)%
2021	1		14.94	12		0.00%	0.00%	(10.43)%
2020	14		16.67	14		0.00%	0.00%	38.04%
2019	1		12.08	11		0.00%	0.00%	38.78%
2018	1		8.71	6		0.00%	0.00%	(12.97)%

*The Subaccount has units that round to less than 1,000 and/or net assets that are less than $1,000 dollars.

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.